PUTNAM HARTFORD CAPITAL MANAGER PLUS
PUTNAM CAPITAL MANAGER TRUST
SEPARATE ACCOUNT TWO
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-521-0538                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase the Putnam Hartford Capital Manager Plus variable annuity. Please read it carefully.

We call this annuity the Putnam Hartford Capital Manager Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this Annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

The Putnam Hartford Capital Manager Plus variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.

At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT which purchases Class IB shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IB shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IB shares of of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM GLOBAL GROWTH SUB-ACCOUNT which purchases Class IB shares of Putnam VT Global Growth Fund of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Growth Opportunities Income Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Health Sciences Fund of Putnam Variable Trust

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IB shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT (FORMERLY PUTNAM U.S. GOVERNMENT AND HIGH QUALITY BOND SUB-ACCOUNT) which purchases Class IB shares of Putnam VT Income Fund (formerly Putnam VT U.S. Government and High Quality Bond Fund) of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT which purchases Class IB shares of Putnam VT International Growth Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IB shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IB shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IB shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IB shares of Putnam VT Research Fund of the Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust

- PUTNAM VISTA SUB-ACCOUNT which purchases Class IB shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IB shares of Putnam VT Voyager Fund of Putnam Variable Trust

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.
--------------------------------------------------------------------------------
THE DATE OF THIS PROSPECTUS IS MARCH 6, 2000
THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS MARCH 6, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
HIGHLIGHTS                                                       11
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     12
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    12
----------------------------------------------------------------------
  The Separate Account                                           12
----------------------------------------------------------------------
  The Funds                                                      13
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   15
----------------------------------------------------------------------
THE CONTRACT                                                     16
----------------------------------------------------------------------
  Purchases and Contract Value                                   16
----------------------------------------------------------------------
  Charges and Fees                                               18
----------------------------------------------------------------------
  Death Benefit                                                  20
----------------------------------------------------------------------
  Surrenders                                                     23
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  24
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         26
----------------------------------------------------------------------
OTHER INFORMATION                                                27
----------------------------------------------------------------------
  Legal Matters and Experts                                      27
----------------------------------------------------------------------
  More Information                                               27
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       28
----------------------------------------------------------------------
  A. General                                                     28
----------------------------------------------------------------------
  B. Taxation of Hartford and the Separate Account               28
----------------------------------------------------------------------
  C. Taxation of Annuities -- General Provisions Affecting
     Purchases Other Than Qualified Retirement Plans             28
----------------------------------------------------------------------
  D. Federal Income Tax Withholding                              31
----------------------------------------------------------------------
  E. General Provisions Affecting Qualified Retirement Plans     31
----------------------------------------------------------------------
  F. Annuity Purchases By Nonresident Aliens and Foreign
     Corporations                                                31
----------------------------------------------------------------------
  G. Generation-Skipping Transfers                               31
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         32
----------------------------------------------------------------------
APPENDIX 1 -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          33
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to the Annuity Calculation Date.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made and any Payment Enhancements credited since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after the Annuity Calculation Date. You may name a Joint Annuitant only if your Annuity Payout

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------
Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Annuity.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE
                      CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of amounts
  Surrendered) (1)
    First Year (2)                                                 8%
---------------------------------------------------------------------
    Second Year                                                    8%
---------------------------------------------------------------------
    Third Year                                                     8%
---------------------------------------------------------------------
    Fourth Year                                                    8%
---------------------------------------------------------------------
    Fifth Year                                                     7%
---------------------------------------------------------------------
    Sixth Year                                                     6%
---------------------------------------------------------------------
    Seventh Year                                                   5%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.50%
---------------------------------------------------------------------
    Administrative Charge                                        .15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.65%
---------------------------------------------------------------------
OPTIONAL CHARGES: (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT CHARGES WITH THE OPTIONAL DEATH
  BENEFIT CHARGE                                                1.80%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge Schedule.

(2) Length of time from Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

            Annual Fund Operating Expenses As of the Fund's Year End
                    (As a percentage of average net assets)

                                                                                                           TOTAL ANNUAL
                                                                                                          FUND OPERATING
                                                           MANAGEMENT FEES                  OTHER            EXPENSES
                                                          INCLUDING WAIVERS   12B-1 FEES   EXPENSES   INCLUDING WAIVERS (1)
----------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (2)                   0.41%            0.15%      0.49%             1.05%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                              0.80%            0.15%      0.33%             1.28%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                               0.68%            0.15%      0.10%             0.93%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                      0.65%            0.15%      0.18%             0.98%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                          0.65%            0.15%      0.12%             0.92%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                    0.61%            0.15%      0.12%             0.88%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                0.46%            0.15%      0.04%             0.65%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (2)                         0.70%            0.15%      0.20%             1.05%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                  0.70%            0.15%      0.13%             0.98%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                       0.65%            0.15%      0.07%             0.87%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                           0.60%            0.15%      0.07%             0.82%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                             0.80%            0.15%      0.22%             1.17%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                  0.80%            0.15%      0.18%             1.13%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                  1.00%            0.15%      0.33%             1.48%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                        0.63%            0.15%      0.08%             0.86%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                     0.41%            0.15%      0.08%             0.64%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                0.54%            0.15%      0.05%             0.74%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                        0.70%            0.15%      0.10%             0.95%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (3)                        0.53%            0.15%      0.34%             1.06%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (3)                                     0.54%            0.15%      0.48%             1.00%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund                                  0.53%            0.15%      0.76%             1.44%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                      0.65%            0.15%      0.06%             0.86%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                            0.65%            0.15%      0.10%             0.90%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                          0.53%            0.15%      0.04%             0.72%
----------------------------------------------------------------------------------------------------------------------------

(1) Except as noted below, expenses are based on the fund's last fiscal year. Figures shown in the table include amounts paid through expense offset and brokerage service arrangements. See the fund's prospectus for more information about 12b-1 fees payable under the fund's distribution plan.

(2) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000; therefore, the management fees, other expenses and total annual fund expenses are based on estimates for the funds' first full fiscal year. Absent voluntary reductions and reimbursements, the estimated management fees, other expenses, and total annual fund operating expenses for the Putnam VT American Government Income Fund expressed as a percentage of average net assets of the fund would have been as follows:

                                                                                                   TOTAL FUND
                                                                                         OTHER     OPERATING
                                                         MANAGEMENT FEES   12B-1 FEES   EXPENSES    EXPENSES
-------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                     0.65%           0.15%      0.49%        1.29%
-------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(3) Absent voluntary reductions and reimbursements for certain funds, management fees, other expenses, and total annual fund expenses expressed as a percentage of average net assets of the Funds would have been as follows:

                                                                                              TOTAL FUND
                                                                                  OTHER        OPERATING
                                                  MANAGEMENT FEES   12B-1 FEES   EXPENSES      EXPENSES
-----------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                   0.70%           0.15%      0.37%          1.22%
-----------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                0.65%           0.15%      0.31%          1.11%
-----------------------------------------------------------------------------------------------------------

(4) Expenses for Putnam VT Small Cap Value Fund are estimates for the fund's current fiscal year ending December 31, 1999. Putnam VT Small Cap Value Fund commenced operations on April 30, 1999.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

EXAMPLE

THE FOLLOWING EXAMPLE ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT IS SELECTED AND TAKES INTO ACCOUNT THE PAYMENT ENHANCEMENT CREDITED ON A $1,000
INVESTMENT:

                                                                           If you annuitize your Contract at the
                                                                           end of the applicable time period you
                               If you surrender your Contract at the       would pay the following expenses on
                               end of the applicable time period you       a $1,000 investment, assuming a
                               would pay the following expenses on         5% annual return on assets. This
                               a $1,000 investment, assuming a 5%          assumes recapture of the Payment
                               annual return on assets:                    Enhancement:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam American Government
  Income                         $107       $174       $230       $337       $60        $ 93       $159       $336
--------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth       $109       $180       $242       $359       $63        $101       $171       $359
--------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income        $106       $170       $224       $325       $59        $ 90       $153       $324
--------------------------------------------------------------------------------------------------------------------
Putnam Global Asset
  Allocation                     $105       $170       $223       $324       $59        $ 89       $153       $323
--------------------------------------------------------------------------------------------------------------------
Putnam Global Growth             $105       $169       $221       $320       $58        $ 88       $150       $319
--------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income         $103       $161       $209       $296       $56        $ 81       $138       $295
--------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities      $107       $174       $230       $337       $60        $ 93       $159       $336
--------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences           $106       $172       $226       $330       $59        $ 91       $156       $329
--------------------------------------------------------------------------------------------------------------------
Putnam High Yield                $105       $168       $221       $319       $58        $ 88       $150       $318
--------------------------------------------------------------------------------------------------------------------
Putnam Income                    $104       $167       $218       $313       $58        $ 86       $147       $313
--------------------------------------------------------------------------------------------------------------------
Putnam International Growth      $108       $177       $236       $349       $61        $ 97       $165       $348
--------------------------------------------------------------------------------------------------------------------
Putnam International Growth
  and Income                     $108       $176       $234       $345       $61        $ 96       $163       $344
--------------------------------------------------------------------------------------------------------------------
Putnam International New
  Opportunities                  $111       $186       $252       $379       $65        $107       $181       $378
--------------------------------------------------------------------------------------------------------------------
Putnam Investors                 $105       $168       $220       $318       $58        $ 87       $149       $317
--------------------------------------------------------------------------------------------------------------------
Putnam Money Market              $103       $161       $209       $295       $56        $ 80       $138       $294
--------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities         $104       $164       $214       $305       $57        $ 84       $143       $304
--------------------------------------------------------------------------------------------------------------------
Putnam New Value                 $106       $171       $225       $327       $59        $ 90       $154       $326
--------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth     $107       $174       $230       $337       $60        $ 93       $159       $336
--------------------------------------------------------------------------------------------------------------------
Putnam Research                  $106       $172       $227       $332       $60        $ 92       $157       $331
--------------------------------------------------------------------------------------------------------------------
Putnam SmallCap                  $111       $185       $250       $375       $64        $106       $179       $374
--------------------------------------------------------------------------------------------------------------------
The George Putnam Fund           $106       $172       $226       $330       $59        $ 91       $156       $329
--------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and
  Income                         $105       $168       $220       $318       $58        $ 87       $149       $317
--------------------------------------------------------------------------------------------------------------------
Putnam Vista                     $105       $169       $222       $322       $59        $ 89       $151       $321
--------------------------------------------------------------------------------------------------------------------
Putnam Voyager                   $103       $164       $213       $303       $57        $ 83       $142       $302
--------------------------------------------------------------------------------------------------------------------


                               If you do not surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam American Government
  Income                         $31        $ 94       $160       $337
-----------------------------
Putnam Asia Pacific Growth       $33        $101       $172       $359
-----------------------------
Putnam Diversified Income        $29        $ 90       $154       $325
-----------------------------
Putnam Global Asset
  Allocation                     $29        $ 90       $153       $324
-----------------------------
Putnam Global Growth             $29        $ 89       $151       $320
-----------------------------
Putnam Growth and Income         $26        $ 81       $139       $296
-----------------------------
Putnam Growth Opportunities      $31        $ 94       $160       $337
-----------------------------
Putnam Health Sciences           $30        $ 92       $156       $330
-----------------------------
Putnam High Yield                $29        $ 88       $151       $319
-----------------------------
Putnam Income                    $28        $ 87       $148       $313
-----------------------------
Putnam International Growth      $32        $ 98       $166       $349
-----------------------------
Putnam International Growth
  and Income                     $32        $ 97       $164       $345
-----------------------------
Putnam International New
  Opportunities                  $35        $107       $182       $379
-----------------------------
Putnam Investors                 $29        $ 88       $150       $318
-----------------------------
Putnam Money Market              $26        $ 81       $139       $295
-----------------------------
Putnam New Opportunities         $27        $ 84       $144       $305
-----------------------------
Putnam New Value                 $30        $ 91       $155       $327
-----------------------------
Putnam OTC & Emerging Growth     $31        $ 94       $160       $337
-----------------------------
Putnam Research                  $30        $ 92       $157       $332
-----------------------------
Putnam SmallCap                  $35        $106       $180       $375
-----------------------------
The George Putnam Fund           $30        $ 92       $156       $330
-----------------------------
Putnam Utilities Growth and
  Income                         $29        $ 88       $150       $318
-----------------------------
Putnam Vista                     $29        $ 89       $152       $322
-----------------------------
Putnam Voyager                   $27        $ 84       $143       $303
---------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THE FOLLOWING EXAMPLE ILLUSTRATES SITUATIONS WHERE THE OPTIONAL DEATH BENEFIT IS NOT SELECTED AND TAKES INTO ACCOUNT THE PAYMENT ENHANCEMENT CREDITED ON A $1,000
INVESTMENT:

                                                                           If you annuitize your Contract at the
                                                                           end of the applicable time period you
                               If you surrender your Contract at the       would pay the following expenses on
                               end of the applicable time period you       a $1,000 investment, assuming a
                               would pay the following expenses on         5% annual return on assets. This
                               a $1,000 investment, assuming a 5%          assumes recapture of the Payment
                               annual return on assets:                    Enhancement:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
Putnam American Government
  Income                         $105       $169       $222       $322       $59        $ 89       $151       $321
--------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth       $108       $176       $234       $345       $61        $ 96       $163       $344
--------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income        $104       $166       $216       $309       $57        $ 85       $145       $309
--------------------------------------------------------------------------------------------------------------------
Putnam Global Asset
  Allocation                     $104       $165       $215       $308       $57        $ 85       $145       $308
--------------------------------------------------------------------------------------------------------------------
Putnam Global Growth             $103       $164       $213       $304       $57        $ 83       $143       $303
--------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income         $101       $157       $201       $280       $54        $ 76       $130       $279
--------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities      $105       $169       $222       $322       $59        $ 89       $151       $321
--------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences           $105       $167       $219       $314       $58        $ 86       $148       $314
--------------------------------------------------------------------------------------------------------------------
Putnam High Yield                $103       $1164      $213       $303       $57        $ 83       $142       $302
--------------------------------------------------------------------------------------------------------------------
Putnam Income                    $103       $162       $210       $298       $56        $ 81       $139       $297
--------------------------------------------------------------------------------------------------------------------
Putnam International Growth      $107       $173       $228       $334       $60        $ 92       $158       $333
--------------------------------------------------------------------------------------------------------------------
Putnam International Growth
  and Income                     $106       $172       $226       $330       $59        $ 91       $156       $329
--------------------------------------------------------------------------------------------------------------------
Putnam International New
  Opportunities                  $110       $182       $244       $364       $63        $102       $174       $364
--------------------------------------------------------------------------------------------------------------------
Putnam Investors                 $103       $163       $212       $302       $56        $ 83       $142       $301
--------------------------------------------------------------------------------------------------------------------
Putnam Money Market              $101       $156       $201       $279       $54        $ 76       $130       $278
--------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities         $102       $160       $206       $290       $55        $ 79       $135       $289
--------------------------------------------------------------------------------------------------------------------
Putnam New Value                 $104       $166       $217       $311       $57        $ 86       $146       $311
--------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth     $105       $169       $222       $322       $59        $ 89       $151       $321
--------------------------------------------------------------------------------------------------------------------
Putnam Research                  $105       $168       $220       $316       $58        $ 87       $149       $316
--------------------------------------------------------------------------------------------------------------------
Putnam SmallCap                  $109       $181       $242       $360       $63        $101       $172       $360
--------------------------------------------------------------------------------------------------------------------
The George Putnam Fund           $103       $163       $212       $302       $56        $ 83       $142       $301
--------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and
  Income                         $105       $167       $219       $314       $58        $ 86       $148       $314
--------------------------------------------------------------------------------------------------------------------
Putnam Vista                     $104       $165       $214       $306       $57        $ 84       $144       $305
--------------------------------------------------------------------------------------------------------------------
Putnam Voyager                   $102       $159       $205       $288       $55        $ 78       $134       $287
--------------------------------------------------------------------------------------------------------------------


                               If you do not surrender your
                               Contract, you would pay the
                               following expenses on a $1,000
                               investment, assuming a 5% annual
                               return on assets:
SUB-ACCOUNT                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------
Putnam American Government
  Income                         $29        $ 89       $152       $322
-----------------------------
Putnam Asia Pacific Growth       $32        $ 97       $164       $345
-----------------------------
Putnam Diversified Income        $28        $ 86       $146       $309
-----------------------------
Putnam Global Asset
  Allocation                     $28        $ 85       $145       $308
-----------------------------
Putnam Global Growth             $27        $ 84       $143       $304
-----------------------------
Putnam Growth and Income         $25        $ 77       $131       $280
-----------------------------
Putnam Growth Opportunities      $29        $ 89       $152       $322
-----------------------------
Putnam Health Sciences           $28        $ 87       $149       $314
-----------------------------
Putnam High Yield                $27        $ 84       $143       $303
-----------------------------
Putnam Income                    $27        $ 82       $140       $298
-----------------------------
Putnam International Growth      $30        $ 93       $158       $334
-----------------------------
Putnam International Growth
  and Income                     $30        $ 92       $156       $330
-----------------------------
Putnam International New
  Opportunities                  $34        $103       $174       $364
-----------------------------
Putnam Investors                 $27        $ 83       $142       $302
-----------------------------
Putnam Money Market              $25        $ 76       $131       $279
-----------------------------
Putnam New Opportunities         $26        $ 80       $136       $290
-----------------------------
Putnam New Value                 $28        $ 86       $147       $311
-----------------------------
Putnam OTC & Emerging Growth     $29        $ 89       $152       $322
-----------------------------
Putnam Research                  $29        $ 88       $150       $316
-----------------------------
Putnam SmallCap                  $33        $102       $172       $360
-----------------------------
The George Putnam Fund           $27        $ 83       $142       $302
-----------------------------
Putnam Utilities Growth and
  Income                         $28        $ 87       $149       $314
-----------------------------
Putnam Vista                     $28        $ 85       $144       $306
-----------------------------
Putnam Voyager                   $26        $ 79       $135       $288
-------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?
You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Annuity. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Annuity. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the length of time the Premium Payment you made has been in your Annuity. Each Premium Payment has its own Contingent Deferred Sales Charge period. The Contingent Deferred Sales Charge is a percentage of the amount surrendered and is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT     SALES CHARGE WILL BE:
-------------------------------------------
      One Year                8%
-------------------------------------------
     Two Years                8%
-------------------------------------------
    Three Years               8%
-------------------------------------------
     Four Years               8%
-------------------------------------------
     Five Years               7%
-------------------------------------------
     Six Years                6%
-------------------------------------------
    Seven Years               5%
-------------------------------------------
    Eight Years               0%
-------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x  Premium Payments that have been in your Annuity for more than seven years.

x  Payment Enhancements or earnings

x  Distributions made due to death

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Annuity, if, on either of those dates, the value of your Annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay two other types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Separate Account. This charge is:

An administrative charge of .15% per year of the Contract Values held in the Separate Account.

The third type of charge is the fee you pay for the Funds. Please see the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of .15% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin , you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

The Death Benefit is the greater of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Annuity minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments and Payment Enhancements made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greater of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- the Contract Value of your Annuity minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Interest Accumulation Value.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older.

The Optional Death Benefit calculation will be different if you elect to add the Optional Death Benefit after you purchase your Annuity.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life, Joint and Last Survivor Life with Payments for a Period Certain and Payment For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. In Maryland, Massachusetts, Oregon or Alabama, you must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 12th Contract Year. If you do not tell us what Annuity Payout Option you want before those dates, we will make payments under Life Annuity with a 10 year Period Certain Annuity Option.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           5/3/99        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps             12/21/98        AA+      Claims paying ability
--------------------------------------------------------------------------------

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on March 1, 1993 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------
This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract. Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective.

PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation through a globally diversified portfolio of common stocks.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation by investing primarily in common stocks and other securities of companies in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT INCOME FUND -- (FORMERLY PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND) Seeks high current income consistent with what Putnam Management believes to be prudent risk. The Fund will normally invest mostly in bonds and other debt securities, and, to a lesser degree, in preferred stocks.

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that Putnam Management believes offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that Putnam Management believes offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation by investing in companies

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The Fund will generally invest in value stocks, which stocks are those that Putnam Management believes are currently undervalued compared to their true worth.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

PUTNAM VT VISTA FUND -- Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under Your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

THE FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT -- ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- Currently, you may enroll in a special pre-authorized transfer program known as our DCA Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Currently, the 6-month and 12-month Transfer Programs are credited the same interest rate as the Fixed Accumulation Feature. At some time in the future, Hartford may offer interest rates specific to the transfer programs.

Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period.
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You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program. This Program may not be available in all states; please contact us to determine if it is available in your state.

You may only have one DCA program in place at one time. There is no charge for Dollar Cost Averaging.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more. In Maryland, Massachusetts, Oregon and Alabama, Premium Payments may only be made during the first Contract Year.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

x 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000

x 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.
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DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no Contingent Deferred Sales Charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time that you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Annuity if you know that you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Annuity's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Annuity, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age. Hartford will take back the Payment Enhancements credited to your Contract Value if you elect to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges, including any administrative charge or the
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  Optional Death Benefit Charge, adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE TRANSFERS -- In most states, you can make transfers by calling us at
(800) 521-0538. Hartford, our agents or our affiliates are not responsible for losses resulting from telephone requests that we believe are genuine. We will use reasonable procedures to confirm that telephone instructions are genuine, including requiring that callers provide certain identification information and recording all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

There are 6 charges and fees associated with the Contract and the Optional Death Benefit Charge:

1.  THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.
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The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

  NUMBER OF YEARS
   FROM PREMIUM      CONTINGENT DEFERRED
      PAYMENT           SALES CHARGE
----------------------------------------
         1                  8%
----------------------------------------
         2                  8%
----------------------------------------
         3                  8%
----------------------------------------
         4                  8%
----------------------------------------
         5                  7%
----------------------------------------
         6                  6%
----------------------------------------
         7                  5%
----------------------------------------
     8 or more              0%
----------------------------------------

________________________________________________________________________________

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Annuity the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial advisor.
________________________________________________________________________________

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- SURRENDERS MADE FROM PREMIUM PAYMENTS AFTER THE SEVENTH CONTRACT YEAR -- After the seventh Contract Year, you may take the total of: (a) all of your earnings, (b) all Premium Payments held in your Contract for more than seven years, (c) Payment Enhancement credited for more than seven years, and
  (d) 10% of Premium Payments made during the last seven years.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or
  (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must:
  (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon the commencement of Annuity Payouts. The Contingent Deferred Sales Charge is not deducted when we begin to make Annuity Payouts. We will charge a Contingent Deferred Sales Charge if the Contract is fully or partially Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

2.  MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value (estimated at 0.95% for mortality and 0.55% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:
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- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3.  ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

4.  ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of .15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

5.  PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect when Annuity Payouts begin. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Calculation Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

6.  CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of .15% of your Contract Value invested in the Funds.

PAYMENT ENHANCEMENTS -- No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Annuity, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Annuities, however, there are no additional profits inherent with the structure of this Annuity when compared with any other product we offer.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGE, THE OPTIONAL DEATH BENEFIT CHARGE AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is
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calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Annuity minus any Payment Enhancement credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made and Payment Enhancements credited since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional fee. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

If you elect the Optional Death Benefit, the Death Benefit prior to the deceased's date of death or the deceased's 81st birthday, whichever is earlier, will be the greater of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Annuity minus any Payment Enhancement credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Interest Accumulation Value described below.

The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier is equal to:

- Your Contract Value of your Annuity minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- Plus any Premium Payments made, but not including any Payment Enhancements credited;

- Minus any partial Surrenders;

- Compounded daily at an annual rate of 5.0%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of any Premium Payments made less proportional adjustments for any Surrenders.

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of .15% of your Contract Value invested in the Funds. The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 75 or older. The Optional Death Benefit Rider is not available in Washington.

If you elect the Optional Death Benefit after you purchase your Annuity, your Interest Accumulation Value calculation will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Annuity;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

- Minus any partial surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS: If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. This spousal continuation is available only once for each Contract. If the beneficiary elects to continue the Contract, we will adjust the Contract Value to equal the amount that we would have paid as the Death Benefit.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           Death Benefit is paid to
                              living                      Contingent Annuitant        the Contract Owner and not
                                                                                      the designated
                                                                                      Beneficiary.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. A Contingent Deferred Sales Charge may be deducted. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR:

If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- What Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later. You may elect a later Annuity Commencement Date if we allow and subject to the laws and regulations then in effect. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. We will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options.

LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND -- We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for Variable Dollar Amount Annuity Payouts using the 5% Assumed Investment Return.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We make Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for the number of years

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------
you select with a minimum of 10 years. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the amount of the remaining Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus the Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary has two options, (a) continue Annuity Payouts for the remainder of the guaranteed number of years or (b) receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN -- We will make Annuity Payouts for the number of years that you select. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED THE LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN OR PAYMENT FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTIONS. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a 10 Year Period Certain.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, fixed Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. Some Contracts offer model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------
You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-7155 (Registered Representatives)
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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASES OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.
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 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August
14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.
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30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are required.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION
----------------------------------------------------------------------
DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------
SAFEKEEPING OF ASSETS
----------------------------------------------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS
----------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS
----------------------------------------------------------------------
CALCULATION OF YIELD AND RETURN
----------------------------------------------------------------------
PERFORMANCE COMPARISONS
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 1999, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Eligible Deferred Compensation Plans that were in existence on August
20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-
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34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------
the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The Hartford Variable Annuity Contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

a. Attained age 59 1/2,

b. Separated from service,

c. Died, or

d. Become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life and Annuity Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, CT 06102-5085

Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No:  __________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, CT 06102-5085

Please send a Statement of Additional Information to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
              PUTNAM HARTFORD CAPITAL MANAGER PLUS VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.





Date of Prospectus:  March 6, 2000

Date of Statement of Additional Information:  March 6, 2000

333-91931

                               TABLE OF CONTENTS


SECTION                                                       PAGE
-------                                                       ----

DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY....   3

SAFEKEEPING OF ASSETS.........................................   3

INDEPENDENT PUBLIC ACCOUNTANTS................................   3

DISTRIBUTION OF CONTRACTS.....................................   4

CALCULATION OF YIELD AND RETURN...............................   4

PERFORMANCE RELATED INFORMATION...............................   7

PERFORMANCE COMPARISONS.......................................  10

FINANCIAL STATEMENTS..........................................

          DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O.
Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              HARTFORD'S RATINGS

-------------------------------------------------------------------------------------
      Rating Agency             Effective       Rating        Basis of Rating
                             Date of Rating
-------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.     1/1/99           A+      Financial performance
-------------------------------------------------------------------------------------
 Standard & Poor's               5/3/99           AA      Insurer financial strength
-------------------------------------------------------------------------------------
 Duff & Phelps                  12/21/98          AA+     Claims paying ability
-------------------------------------------------------------------------------------

                             SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                        INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                           DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance
compensation.   Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1998:
$61,629,500; 1997: $64,851,026 and 1996: $59,896,541.  HSD has retained none of these commissions.

                        CALCULATION OF YIELD AND RETURN

YIELD OF THE PUTNAM MONEY MARKET FUND SUB-ACCOUNT.  The yield of the
Sub-Account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:
                                              365/7
   Effective Yield = [(Base Period Return + 1)     ] - 1

THE PUTNAM MONEY MARKET FUND SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

Yield and effective yield for the seven-day period ending December 31, 1999.
--------------------------------------------------------------------------------
SUB-ACCOUNT                         YIELD                 EFFECTIVE YIELD
--------------------------------------------------------------------------------
Putnam Money Market                 3.56%                      3.63%
--------------------------------------------------------------------------------

YIELDS OF PUTNAM GROWTH AND INCOME, PUTNAM GLOBAL ASSET ALLOCATION, PUTNAM HIGH YIELD, PUTNAM UTILITIES GROWTH AND INCOME, PUTNAM INCOME, AND PUTNAM DIVERSIFIED INCOME SUB-ACCOUNTS. Yields of the above Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time-to-time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30-day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where   A = Dividends and interest earned during the period.
        B = Expenses accrued for the period (net of reimbursements).
        C = The average daily number of units outstanding during the period that were entitled to receive dividends.
        D = The maximum offering price per unit on the last day of the period.

Yield quotation based on a 30-day period ended December 31, 1999.
--------------------------------------------------------------------------------
SUB-ACCOUNTS                                                       YIELD
--------------------------------------------------------------------------------
Putnam American Government Income                                    N/A
--------------------------------------------------------------------------------
Putnam Growth and Income                                          -0.16%
--------------------------------------------------------------------------------
Putnam Global Asset Allocation                                     0.26%
--------------------------------------------------------------------------------
Putnam High Yield                                                  9.01%
--------------------------------------------------------------------------------
Putnam Utilities Growth and Income                                 1.52%
--------------------------------------------------------------------------------
Putnam Income                                                      5.26%
--------------------------------------------------------------------------------
Putnam Diversified Income                                          6.85%
--------------------------------------------------------------------------------

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1989. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. Total return is a measure of the change in value of an investment in a Sub-Account over the period covered and assumes that the Optional Death Benefit has not be elected. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Putnam Money Market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Separate Account may also disclose YIELD for periods prior to the date the Separate Account commenced operations. For these periods, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level
of charges equal to those currently assessed against the Sub-Accounts.   No
yield disclosure for periods prior to the date of the Separate Account will be used without the yield disclosure for periods as of the date of the inception of the Separate Account.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

                                   -8-
The following are the standardized annualized total return quotations. No information is included for Putnam American Government Income or Putnam Growth Opportunities because as of December 31, 1999 the Sub-Accounts had not commenced operations.

                       STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------------------------------------
                                    SEPARATE
                                     ACCOUNT                                                     SINCE INCEPTION
                                    INCEPTION                                                     OF SEPARATE
       SUB-ACCOUNT                    DATE           1 YEAR          5 YEAR          10 YEAR         ACCOUNT
---------------------------------------------------------------------------------------------------------------
Putnam American Government Income    1/31/00           N/A           N/A              N/A                N/A
---------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth            5/1/95         92.87%          N/A              N/A               7.64%
---------------------------------------------------------------------------------------------------------------
Putnam Diversified Income            9/15/93        -11.05%         1.06%             N/A              -0.83%
---------------------------------------------------------------------------------------------------------------
The George Putnam Fund                5/1/98        -13.14%          N/A              N/A             -13.82%
---------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation       5/20/91         -1.14%         11.72%            N/A               8.84%
---------------------------------------------------------------------------------------------------------------
Putnam Global Growth                 5/20/91         51.06%         21.72%            N/A              14.73%
---------------------------------------------------------------------------------------------------------------
Putnam Growth and Income             5/20/91        -11.23%         14.44%            N/A              10.55%
---------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities          1/31/00           N/A           N/A              N/A                N/A
---------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                5/1/98        -16.65%          N/A              N/A              -7.43%
---------------------------------------------------------------------------------------------------------------
Putnam High Yield                    5/20/91         -6.97%          3.06%            N/A               7.21%
---------------------------------------------------------------------------------------------------------------
Putnam Income                        5/20/91        -14.82%          1.42%            N/A               2.84%
---------------------------------------------------------------------------------------------------------------
Putnam International Growth           1/2/97         46.28%           N/A             N/A              23.45%
---------------------------------------------------------------------------------------------------------------
Putnam International Growth and
Income                                1/2/97         11.37%           N/A             N/A              11.41%
---------------------------------------------------------------------------------------------------------------
Putnam International New
Opportunities                         1/2/97         88.34%           N/A             N/A              25.67%
---------------------------------------------------------------------------------------------------------------
Putnam Investors                      5/1/98         16.81%           N/A             N/A              17.61%
---------------------------------------------------------------------------------------------------------------
Putnam Money Market                  5/20/91         -8.00%         -1.09%            N/A              -0.50%
---------------------------------------------------------------------------------------------------------------
Putnam New Opportunities              5/2/94         55.34%         27.91%            N/A              25.40%
---------------------------------------------------------------------------------------------------------------
Putnam New Value                      1/2/97        -12.52%           N/A             N/A               0.56%
---------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth          5/1/98        111.48%           N/A             N/A              53.54%
---------------------------------------------------------------------------------------------------------------
Putnam Research                      10/1/98         14.23%           N/A             N/A              32.22%
---------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                5/3/99           N/A            N/A             N/A              -8.66%
---------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and
Income Bond                           5/1/92        -13.43%         12.00%            N/A               8.09%
---------------------------------------------------------------------------------------------------------------
Putnam Vista                          1/2/97         39.19%           N/A             N/A              24.45%
---------------------------------------------------------------------------------------------------------------
Putnam Voyager                       5/20/91         44.40%         26.68%            N/A              20.22%
---------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted and the time periods used to calculate return as based on the inception date of the underlying Funds. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The following are the non-standardized average annualized total return quotations. No information is included for Putnam American Government Income or Putnam Growth Opportunities because as of December 31, 1999 the Sub-Accounts had not commenced operations.

                     NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF THE
                          SEPARATE ACCOUNT FOR YEAR ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------------------------------
                                     FUND
                                   INCEPTION                                                     SINCE INCEPTION
          SUB-ACCOUNT                DATE            1 YEAR          5 YEAR          10 YEAR         OF FUND
---------------------------------------------------------------------------------------------------------------
Putnam American Government Income    1/31/00           N/A           N/A              N/A                N/A
---------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth           5/1/95        103.87%           N/A              N/A             12.28%
---------------------------------------------------------------------------------------------------------------
Putnam Diversified Income           9/15/93         -0.05%          5.01%             N/A              3.24%
---------------------------------------------------------------------------------------------------------------
The George Putnam Fund               5/1/98         -2.14%           N/A              N/A             -0.02%
---------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation       2/1/88          9.86%          14.90%          10.26%              N/A
---------------------------------------------------------------------------------------------------------------
Putnam Global Growth                 5/1/90         62.06%          24.84%            N/A             15.12%
---------------------------------------------------------------------------------------------------------------
Putnam Growth and Income             2/1/88         -0.23%          17.27%          11.96%              N/A
---------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities         1/31/00           N/A            N/A              N/A               N/A
---------------------------------------------------------------------------------------------------------------
Putnam Health Sciences               5/1/98         -5.65%           N/A              N/A              1.25%
---------------------------------------------------------------------------------------------------------------
Putnam High Yield                    2/1/88          4.03%          6.82%            8.85%              N/A
---------------------------------------------------------------------------------------------------------------
Putnam Income                        2/1/88         -3.82%          5.36%            5.65%              N/A
---------------------------------------------------------------------------------------------------------------
Putnam International Growth          1/2/97         57.28%           N/A              N/A             27.94%
---------------------------------------------------------------------------------------------------------------
Putnam International Growth and
Income                               1/2/97         22.37%           N/A              N/A             16.23%
---------------------------------------------------------------------------------------------------------------
Putnam International New
Opportunities                        1/2/97         99.34%           N/A              N/A             30.52%
---------------------------------------------------------------------------------------------------------------
Putnam Investors                     5/1/98         27.81%           N/A              N/A             25.31%
---------------------------------------------------------------------------------------------------------------
Putnam Money Market                  2/1/88          3.00%          3.31%            3.12%              N/A
---------------------------------------------------------------------------------------------------------------
Putnam New Opportunities             5/2/94         66.34%          30.52%            N/A             27.98%
---------------------------------------------------------------------------------------------------------------
Putnam New Value                     1/2/97         -1.52%           N/A              N/A              5.90%
---------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth         5/1/98         122.48%          N/A              N/A             61.04%
---------------------------------------------------------------------------------------------------------------
Putnam Research                      10/1/98        25.23%           N/A              N/A             43.00%
---------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value               5/3/99           N/A            N/A              N/A              2.34%
---------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and
Income Bond                          5/1/92         -2.43%          15.02%            N/A             10.62%
---------------------------------------------------------------------------------------------------------------
Putnam Vista                         1/2/97         50.19%           N/A              N/A             28.79%
---------------------------------------------------------------------------------------------------------------
Putnam Voyager                       2/1/88         55.40%          29.31%          20.13%              N/A
---------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

                            PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the Putnam Sub-Account to which it is compared and is not adjusted for commissions and other costs. Portfolio holdings of the Putnam Sub-Account will differ from those of the index to which it is compared. Performance comparison indices include the following:

The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.

Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which Putnam VT High Yield Fund customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. The performance figures of the index reflect changes in market prices and reinvestment of all interest payments.

The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SL Government/ Corporate Index") is a measure of the market value of approximately
5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which PCM High Yield Fund invests. Its performance figures reflect changes in market prices and reinvestment of all interest payments.

Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.

Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which Putnam VT High Yield customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.

The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments.

The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.

The Standard & Poor's 40 Utilities Index is unmanaged list of 40 utility stocks. The Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees. Putnam VT

Utilities Growth and Income Fund's telephone and electric utility stocks are generally held in the same proportion as the telephone and electric stocks in the S&P Utilities Index. However, there are some utility stocks held by the Fund that are not part of the Index.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities
December 31, 1999 (unaudited)

                                    ASIA                              THE
                                   PACIFIC       DIVERSIFIED      GEORGE PUTNAM      GLOBAL ASSET      GLOBAL          GROWTH
                                   GROWTH          INCOME         FUND OF BOSTON     ALLOCATION        GROWTH        AND INCOME
                                 SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                 -----------     -----------      -------------      ------------    -----------     -----------
Assets
   Investments:
       Putnam VT Asia Pacific
         Growth Fund
       Class IA
       Shares        8,164,267
       Cost        $86,150,675
       Market Value:            $141,160,176     $    --            $    --            $   --        $    --         $     --
       Class IB
       Shares          118,826
       Cost         $1,680,674
       Market Value:               2,049,744          --                 --                --             --               --
       Putnam VT Diversified
         Income Fund
       Class IA
       Shares       28,007,591
       Cost       $295,063,345
       Market Value:                  --          278,115,382            --                --             --               --
       Class IB
       Shares          339,151
       Cost       $  3,421,309
       Market Value:                  --            3,360,984            --                --             --               --
       Putnam VT The George
         Putnam Fund of Boston
       Class IA
       Shares       15,096,173
       Cost       $154,452,045
       Market Value:                  --              --             150,659,802           --             --               --
       Class IB
       Shares          833,953
       Cost       $  8,598,066
       Market Value:                  --              --               8,322,853           --             --               --
       Putnam VT Global Asset
         Allocation Fund
       Class IA
       Shares       25,800,902
       Cost       $397,088,223
       Market Value:                  --              --                 --             505,955,690       --               --
       Class IB
       Shares          129,139
       Cost       $  2,315,986
       Market Value:                  --              --                 --               2,531,118       --               --
       Putnam VT Global Growth
         Fund
       Class IA
       Shares       54,676,767
       Cost       $832,832,666
       Market Value:                  --              --                 --                --         1,667,094,623        --
       Class IB
       Shares          199,296
       Cost       $  4,072,524
       Market Value:                  --              --                 --                --             6,060,601        --
       Putnam VT Growth and
         Income Fund
       Class IA
       Shares       15,115,224
       Cost       $178,072,228
       Market Value:                  --              --                 --                --             --          4,591,927,277
       Class IB
       Shares          136,080
       Cost       $  1,741,404
       Market Value:                  --              --                 --                --             --             23,767,757
   Due from Hartford Life
     Insurance Company                --              --                  15,297           --             --               --
       Receivable from fund
         shares sold                1,730,616         103,075            --                 113,635         657,802       1,392,712
                                  -----------    ------------       ------------       ------------  --------------  --------------
       Total Assets               144,940,536     281,579,441        158,997,952        508,600,443   1,673,813,026   4,617,087,746
                                  -----------    ------------       ------------       ------------  --------------  --------------
Liabilities
   Due to Hartford Life
     Insurance Company              1,729,202         103,325             14,889            109,957         654,492       1,392,393
       Payable for fund shares
         purchased                    --              --                  --               --             --               --
                                  -----------    ------------       ------------       ------------  --------------  --------------
       Total Liabilities            1,729,202         103,325             14,889            109,957         654,492       1,392,393
                                  -----------    ------------       ------------       ------------  --------------  --------------
       Net Assets (variable
         annuity contract
         liabilities)             143,211,334    $281,476,116       $158,983,063       $508,490,486  $1,673,158,534  $4,615,695,353
                                  ===========    ============       ============       ============  ==============  ==============

                     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
December 31, 1999 (unaudited)

                                                                                                    INTERNATIONAL    INTERNATIONAL
                                  HEALTH                                            INTERNATIONAL      GROWTH             NEW
                                 SCIENCES        HIGH YIELD          INCOME            GROWTH        AND INCOME      OPPORTUNITIES
                                SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                -----------      -----------       -----------      -------------    -----------     -----------
Assets
  Investments:
       Putnam VT Health
         Sciences Fund
       Class IA
       Shares      12,133,439
       Cost      $122,451,187
       Market Value:            $127,401,113     $    --            $    --            $   --        $    --         $     --
       Class IB
       Shares         509,962
       Cost      $  5,171,854
       Market Value:               5,349,498          --                 --                --             --               --
       Putnam VT High Yield
         Fund
       Class IA
       Shares      45,558,570
       Cost      $561,878,289
       Market Value:                 --           505,244,538            --                --             --               --
       Class IB
       Shares         466,340
       Cost      $  5,316,587
       Market Value:                 --             5,167,047            --                --             --               --
       Putnam VT Income Fund
       Class IA
       Shares      27,752,955
       Cost      $367,752,738
       Market Value:                 --                --            347,466,992           --             --               --
       Class IB
       Shares         402,262
       Cost      $  5,379,676
       Market Value:                 --                --              5,032,292           --             --               --
       Putnam VT International
         Growth Fund
       Class IA
       Shares      15,791,946
       Cost      $203,516,312
       Market Value:                 --                --                --             341,895,626       --               --
       Class IB
       Shares         388,175
       Cost      $  5,980,248
       Market Value:                 --                --                --               8,392,352       --               --
       Putnam VT International
         Growth and Income Fund
       Class IA
       Shares      15,115,224
       Cost      $178,072,228
       Market Value:                 --                --                --                --         230,507,159          --
       Class IB
       Shares         136,080
       Cost      $  1,741,404
       Market Value:                 --                --                --                --           2,071,137          --
       Putnam VT International
         New Opportunities Fund
       Class IA
       Shares       8,076,391
       Cost      $ 93,926,382
       Market Value:                 --                --                --                --             --          188,260,674
       Class IB
       Shares          89,975
       Cost      $  1,529,608
       Market Value:                 --                --                --                --             --            2,094,615
   Due from Hartford Life
     Insurance Company               100,323           --                --               1,684,804       --            1,251,485
       Receivable from fund
         shares sold                 --               515,690          1,346,438           --             140,472          --
                                ------------     -----------        -----------        -----------   -------------   ------------
       Total Assets              132,850,934      510,927,275        353,845,722        351,972,782   232,718,768     191,606,774
                                ------------     -----------        -----------        -----------   -------------   ------------
Liabilities
   Due to Hartford Life
     Insurance Company               --               509,621          1,346,756           --              135,895         --
       Payable for fund shares
         purchased                    99,487           --                --               1,681,590        --           1,251,926
                                ------------     -----------        -----------        -----------   -------------   ------------
       Total Liabilities              99,487          509,621          1,346,756          1,681,590        135,895      1,251,926
                                ------------     -----------        -----------        -----------   -------------   ------------
       Net Assets (variable
         annuity contract
         liabilities)           $132,751,447     $510,417,654       $352,498,966       $350,291,192   $232,582,873   $190,354,848
                                ============     ===========        ===========        ===========   =============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
December 31, 1999 (unaudited)

                                                   MONEY               NEW              NEW             OTC &
                                 INVESTORS         MARKET          OPPORTUNITIES       VALUE        EMERGING GROWTH   RESEARCH
                                SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                -----------      -----------       -------------     ------------   ---------------  -----------
Assets
   Investments:
       Putnam VT Investors
         Fund
       Class IA
       Shares      30,164,408
       Cost      $349,269,765
       Market Value:            $457,292,432     $    --            $    --            $   --         $   --         $     --
       Class IB
       Shares       1,078,429
       Cost      $ 12,935,387
       Market Value:              16,316,630          --                 --                --             --               --
       Putnam VT Money
         Market Fund
       Class IA
       Shares     424,468,789
       Cost      $424,468,789
       Market Value:                  --          424,468,789            --                --             --               --
       Class IB
       Shares      19,928,941
       Cost      $ 19,928,941
       Market Value:                  --           19,928,941            --                --             --               --
       Putnam VT New
         Opportunities Fund
       Class IA
       Shares      59,760,365
       Cost      $999,465,884
       Market Value:                  --              --             2,601,966,304         --             --               --
       Class IB
       Shares         307,466
       Cost      $  9,085,292
       Market Value:                  --              --                13,356,331         --             --               --
       Putnam VT New Value
         Fund
       Class IA
       Shares      12,503,473
       Cost      $139,318,083
       Market Value:                  --              --                 --             148,291,185       --               --
       Class IB
       Shares         102,442
       Cost      $  1,311,136
       Market Value:                  --              --                 --               1,213,934       --               --
       Putnam VT OTC &
         Emerging Growth Fund
       Class IA
       Shares       4,950,391
       Cost      $ 63,675,767
       Market Value:                  --              --                 --                --         $112,819,407         --
       Class IB
       Shares         210,909
       Cost      $  2,782,260
       Market Value:                  --              --                 --                --            4,800,280         --
       Putnam Research Fund
       Class IA
       Shares       5,410,055
       Cost      $ 67,742,678
       Market Value:                  --              --                 --                --             --           79,419,609
       Class IB
       Shares         232,627
       Cost      $  2,948,089
       Market Value:                  --              --                 --                --             --            3,412,641
   Due from Hartford Life
     Insurance Company                --            5,630,819            1,443,139         --              659,310        155,665
       Receivable from fund
         shares sold                 632,546          --                 --                  56,471       --               --
                                ------------     ------------       --------------     ------------   ------------    -----------
       Total Assets              474,241,608      450,028,549        2,616,765,774      149,561,590    118,278,997     82,987,915
                                ------------     ------------       --------------     ------------   ------------    -----------
Liabilities
   Due to Hartford Life
     Insurance Company               631,523          --                 --                  56,077       --               --
       Payable for fund
         shares purchased             --            5,604,821            1,438,686          --             663,751        155,386
                                ------------     ------------       --------------     ------------   ------------    -----------
       Total Liabilities             631,523        5,604,821            1,438,686           56,077        663,751        155,386
                                ------------     ------------       --------------     ------------   ------------    -----------
       Net Assets (variable
         annuity contract
         liabilities)           $473,610,085     $444,423,728       $2,615,327,088     $149,505,513   $117,615,246    $82,832,529
                                ============     ============       ==============     ============   ============    ===========

                      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
December 31, 1999 (unaudited)

                                                        UTILITIES
                                 SMALL CAP                GROWTH
                                   VALUE                AND INCOME           VISTA            VOYAGER
                                SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                -----------             -----------        -----------        ------------
Assets
   Investments:
       Putnam VT Small Cap
         Value Fund
       Class IA
       Shares          685,439
       Cost     $    7,029,557
       Market Value:            $7,066,881              $     --           $    --             $    --
       Class IB
       Shares           24,059
       Cost     $      241,470
       Market Value:               247,804                    --                --                  --
       Putnam VT Utilities
         Growth and Income Fund
       Class IA
       Shares       25,240,672
       Cost     $  331,561,067
       Market Value:                 --                  428,334,208            --                  --
       Class IB
       Shares          205,705
       Cost     $    3,543,420
       Market Value:                 --                    3,486,707            --                  --
       Putnam VT Vista Fund
       Class IA
       Shares       15,228,334
       Cost     $  197,026,952
       Market Value:                 --                        --           314,921,952             --
       Class IB
       Shares          199,426
       Cost     $    3,121,455
       Market Value:                 --                        --             4,118,153             --
       Putnam VT Voyager Fund
       Class IA
       Shares       69,226,003
       Cost     $2,168,184,774
       Market Value:                 --                        --               --              4,586,222,714
       Class IB
       Shares          393,685
       Cost     $   18,531,590
       Market Value:                 --                        --               --                 26,026,499
   Due from Hartford Life
         Insurance Company          73,644                     --               336,876             --
       Receivable from fund
         shares sold                 --                      425,739            --                  7,214,771
                                ----------              ------------       ------------        --------------
       Total Assets              7,388,329               432,246,654        319,376,981         4,619,463,984
                                ----------              ------------       ------------        --------------
Liabilities
   Due to Hartford Life
     Insurance Company              73,652                   432,697            --                  7,207,404
      Payable for fund
        shares purchased             --                        --               337,716             --
                                ----------              ------------       ------------        --------------
      Total Liabilities             73,652                   432,697            337,716             7,207,404
                                ----------              ------------       ------------        --------------
      Net Assets (variable
        annuity contract
        liabilities)            $7,314,677              $431,813,957       $319,039,265        $4,612,256,580
                                ==========              ============       ============        ==============

                      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
December 31, 1999 (unaudited)

                                                                UNITS
                                                               OWNED BY               UNIT                     CONTRACT
                                                             PARTICIPANTS             PRICE                    LIABILITY
                                                             ------------             -----                    ---------
Deferred annuity contracts in the accumulation period:
Asia Pacific Growth Fund Class IA                               8,028,722           $17.505073               $140,543,371
Asia Pacific Growth Fund Class IA-ODBO                             22,169            17.487776                    387,695
Asia Pacific Growth Fund Class IB                                  95,288            21.510869                  2,049,725
Asia Pacific Growth Fund Class IA                                   1,792            13.640437                     24,446

Diversified Income Fund Class IA                               22,091,792            12.532208                276,858,931
Diversified Income Fund Class IA-ODBO                              41,940            12.519748                    525,074
Diversified Income Fund Class IB                                  353,561             9.506090                  3,360,984
Diversified Income Fund Class IA                                    2,422            10.248057                     24,824

George Putnam Fund of Boston Class IA                          14,824,918            10.063218                149,186,384
George Putnam Fund of Boston Class IA-ODBO                        109,775            10.053218                  1,103,588
George Putnam Fund of Boston Class IB                             815,811            10.202363                  8,323,203
George Putnam Fund of Boston Class IA                               4,126            10.185844                     42,028

Global Asset Allocation Class IA                               15,126,264            33.370480                504,770,693
Global Asset Allocation Class IA-ODBO                               5,104            33.337419                    170,163
Global Asset Allocation Class IB                                  226,057            11.214258                  2,535,058

Global Growth Fund Class IA                                    40,918,337            40.579891              1,660,461,667
Global Growth Fund Class IA-ODBO                                   22,090            40.539605                    895,512
Global Growth Fund Class IB                                       358,559            16.902971                  6,060,710
Global Growth Fund Class IA                                           394            14.430213                      5,691
Global Growth Fund Class IA                                           670            14.434805                      9,671

Growth and Income Fund Class IA                               100,158,425            45.646494              4,571,880,937
Growth and Income Fund Class IA-ODBO                              142,435            45.601095                  6,495,184
Growth and Income Fund Class IB                                 2,276,326            10.439556                 23,763,833
Growth and Income Fund Class IA                                     6,097            10.307248                     62,838
Growth and Income Fund Class IA                                       386            10.435648                      4,031
Growth and Income Fund Class IA                                    46,684            10.310556                    481,342

Health Sciences Fund Class IA                                  12,308,375            10.277002                126,493,199
Health Sciences Fund Class IA-ODBO                                 69,177            10.266794                    710,227
Health Sciences Fund Class IB                                     524,340            10.202208                  5,349,422
Health Sciences Fund Class IA                                      16,983            10.823834                    183,819

High Yield Fund Class IA                                       20,314,508            24.798771                503,774,857
High Yield Fund Class IA-ODBO                                      35,500            24.774230                    879,482
High Yield Fund Class IB                                          557,275             9.272015                  5,167,059
High Yield Fund Class IA                                            1,013            10.353154                     10,489

Income Fund Class IA                                           16,826,890            20.574405                346,203,244
Income Fund Class IA-ODBO                                          26,396            20.553973                    542,552
Income Fund Class IB                                              507,058             9.924506                  5,032,298
Income Fund Class IA                                                2,588            10.064946                     26,046

International Growth Fund Class IA                             16,044,373            21.164253                339,567,164
International Growth Fund Class IA-ODBO                            70,676            21.143290                  1,494,314
International Growth Fund Class IB                                559,450            14.994851                  8,388,870
International Growth Fund Class IA                                    412            13.202587                      5,436
International Growth Fund Class IA                                    137            14.989280                      2,056
International Growth Fund Class IA                                  5,356            13.206795                     70,730

International Growth and Income Fund Class IA                  14,448,694            15.876443                229,393,866
International Growth and Income Fund Class IA-ODBO                 24,133            15.860687                    382,762
International Growth and Income Fund Class IB                     177,593            11.666065                  2,071,811
International Growth and Income Fund Class IA                         633            10.699171                      6,772
International Growth and Income Fund Class IA                      11,518            10.702604                    123,267

International New Opportunities Fund Class IA                   8,346,740            22.467545                187,530,767
International New Opportunities Fund Class IA-ODBO                 15,967            22.445387                    358,379
International New Opportunities Fund Class IB                     109,928            19.040832                  2,093,126
International New Opportunities Fund Class IA                       2,401            15.150314                     36,378
International New Opportunities Fund Class IA                          54            19.033767                      1,021
International New Opportunities Fund Class IA                       7,279            15.155127                    110,321

Investors Fund Class IA                                        30,741,357            14.669230                450,952,041
Investors Fund Class IA-ODBO                                      227,502            14.654665                  3,333,964
Investors Fund Class IB                                         1,175,222            13.879211                 16,311,156
Investors Fund Class IA                                            73,722             1.241746                     91,544
Investors Fund Class IA                                               441            13.874033                      6,121
Investors Fund Class IA                                             9,800            12.421449                    121,734

Money Market Fund Class IA                                    266,226,785             1.590607                423,462,187
Money Market Fund Class IA-ODBO                                   377,012             1.589043                    599,089
Money Market Fund Class IB                                     19,053,195             1.046003                 19,929,699


New Opportunities Fund Class IA                                62,623,770            41.424321              2,594,147,147
New Opportunities Fund Class IA-ODBO                               58,706            41.383256                  2,429,442
New Opportunities Fund Class IB                                   724,639            17.612101                 12,762,422

New Opportunities Fund Class IA                                     4,197            14.591299                     61,233
New Opportunities Fund Class IA                                    33,737            17.605549                    593,965
New Opportunities Fund Class IA                                    13,371            14.595953                    195,158

New Value Fund Class IA                                        12,278,279            12.014336                147,515,366
New Value Fund Class IA-ODBO                                       20,328            12.002423                    243,982
New Value Fund Class IB                                           119,266            10.179473                  1,214,063
New Value Fund Class IA                                             1,659            10.369967                     17,202
New Value Fund Class IA                                             9,179            10.373288                     95,218

OTC & Emerging Fund Class IA                                    5,011,644            22.292339                111,721,272
OTC & Emerging Fund Class IA-ODBO                                  45,373            22.270202                  1,010,475
OTC & Emerging Fund Class IB                                      209,596            22.902047                  4,800,176
OTC & Emerging Fund Class IA                                        2,314            16.351294                     37,836

Research Fund Class IA                                          4,978,155            15.711958                 78,216,554
Research Fund Class IA-ODBO                                        64,987            15.696369                  1,020,066
Research Fund Class IB                                            217,731            15.673577                  3,412,618
Research Fund Class IA                                              6,169            11.830791                     72,990

Small Cap Value Fund Class IA                                     676,203            10.251449                  6,932,057
Small Cap Value Fund Class IA-ODBO                                  6,157            10.241295                     63,052
Small Cap Value Fund Class IB                                      23,907            10.234780                    244,685
Small Cap Value Fund Class IA                                         304            10.230953                      3,111
Small Cap Value Fund Class IA                                       6,610            10.858126                     71,772

Utilities Growth and Income Fund Class IA                      19,114,146            22.360175                427,395,649
Utilities Growth and Income Fund Class IA-ODBO                     18,064            22.337937                    403,518
Utilities Growth and Income Fund Class IB                         322,461            10.813043                  3,486,782
Utilities Growth and Income Fund Class IA                             547             9.837365                      5,378
Utilities Growth and Income Fund Class IA                             313             9.840524                      3,082

Vista Fund Class IA                                            14,524,443            21.587416                313,545,203
Vista Fund Class IA-ODBO                                           36,126            21.566047                    779,095
Vista Fund Class IB                                               267,224            15.410501                  4,118,049
Vista Fund Class IA                                                 1,419            13.887315                     19,704
Vista Fund Class IA                                                 6,984            13.891759                     97,015

Voyager Fund Class IA                                          52,778,506            86.478855              4,564,224,794
Voyager Fund Class IA-ODBO                                         72,256            86.393030                  6,242,392
Voyager Fund Class IB                                           1,521,211            16.722826                 25,438,943
Voyager Fund Class IA                                              35,238            16.716602                    589,065
Voyager Fund Class IA                                              16,860            13.922138                    234,722

Sub-total:                                                                                                 18,354,310,105
                                                                                                           --------------
Annuity contracts in the annuity period:
Asia Pacific Growth Fund Class IA                                  11,773            17.505073                    206,097
Diversified Income Fund Class IA                                   56,359            12.532208                    706,305
George Putnam Fund of Boston Class IA                              32,579            10.063218                    327,857
Global Asset Allocation Class IA                                   30,403            33.370480                  1,014,572
Global Growth Fund Class IA                                       141,086            40.579891                  5,725,283
Growth and Income Fund Class IA                                   284,954            45.646494                 13,007,188
Health Sciences Fund Class IA                                       1,438            10.277002                     14,780
High Yield Fund Class IA                                           23,621            24.798772                    585,767
Income Fund Class IA                                               33,771            20.574405                    694,825
International Growth Fund Class IA                                 36,033            21.164253                    762,623
International Growth and Income Fund Class IA                      38,068            15.876443                    604,394
International New Opportunities Fund Class IA                      10,008            22.467545                    224,855
Investors Fund Class IA                                           190,434            14.669230                  2,793,526
Money Market Fund Class IA                                        272,067             1.590607                    432,753
New Opportunities Fund Class IA                                   124,026            41.424321                  5,137,721
New Value Fund Class IA                                            34,931            12.014336                    419,681
OTC & Emerging Fund Class IA                                        2,040            22.292339                     45,487
Research Fund Class IA                                              7,020            15.711958                    110,301
Utilities Growth and Income Fund Class IA                          23,235            22.360175                    519,549
Vista Fund Class IA                                                22,244            21.587416                    480,198
Voyager Fund Class IA                                             179,542            86.478855                 15,526,662
                                                                                                          ---------------
SUB-TOTAL:                                                                                                     49,340,424
                                                                                                          ---------------
GRAND TOTAL:                                                                                              $18,403,650,529
                                                                                                          ===============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations
For the Year Ended December 31, 1999 (unaudited)

                                  ASIA                          THE
                                 PACIFIC      DIVERSIFIED   GEORGE PUTNAM   GLOBAL ASSET    GLOBAL        GROWTH         HEALTH
                                 GROWTH         INCOME      FUND OF BOSTON   ALLOCATION     GROWTH      AND INCOME      SCIENCES
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                               -----------    -----------   --------------  ------------  -----------   -----------    -----------
Investment income:
Dividends                      $         0    $20,746,341    $ 3,704,509    $ 9,844,187   $  4,424,055 $  66,564,980      $110,969
Expenses:
Mortality and expense
  undertakings                  (1,029,107)    (3,643,120)    (1,565,208)    (6,198,235)   (14,519,780)  (61,099,979)   (1,414,934)
Capital gains income                 --              --          209,660     27,622,270     92,127,086   332,181,427        --
Net realized and unrealized
  gain (loss) on investments:
Net realized gain (loss) on
  security transactions          3,372,520        (27,663)       (22,537)     1,374,124      5,846,550    (1,138,423)      (28,666)
Net unrealized appreciation
  (depreciation) of
  investments during the
  period                        68,792,412    (15,765,873)    (6,910,385)    16,671,019    562,391,239   (323,924,007)  (2,478,737)
                               -----------   ------------    -----------    -----------   ------------  -------------  -----------
Net gain (loss) on investments  72,164,932    (15,793,536)    (6,932,922)    18,045,143    568,237,789   (325,062,430)  (2,507,403)
                               -----------   ------------    -----------    -----------   ------------  -------------  -----------
Net increase (decrease) in
  net assets resulting from
  operations                   $71,135,825   $  1,309,685    $(4,583,961)   $49,313,365   $650,269,150  $  12,583,998  $(3,811,368)
                               ===========   ============    ===========    ===========   ============  =============  ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations (continued)
For the Year Ended December 31, 1999 (unaudited)

                                                                          INTERNATIONAL INTERNATIONAL
                                                           INTERNATIONAL     GROWTH         NEW                        MONEY
                               HIGH YIELD       INCOME        GROWTH       AND INCOME   OPPORTUNITIES  INVESTORS       MARKET
                               SUB-ACCOUNT    SUB-ACCOUNT*  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                               -----------    ------------  ------------  ------------- -------------  -----------   -----------

Investment income:
Dividends                      $59,497,439    $20,028,362       --              --          $35,183        --         $17,322,804
Expenses:
Mortality and expense
  undertakings                  (6,840,418)    (4,661,105)   (2,787,802)   (2,582,525)   (1,296,333)   (3,637,258)     (4,566,036)
Capital gains income                --          5,975,488       --              --           --            --              --
Net realized and unrealized
  gain (loss) on investments:
Net realized (loss) gain on
  security transactions         (1,675,864)      (340,290)    1,426,563     2,015,312     3,852,890        (9,389)         --
Net unrealized (depreciation)
  appreciation of investments
  during the period            (26,169,927)   (33,473,692)  122,393,260    44,768,753    88,295,799    94,977,419          --
                               -----------   ------------  ------------   -----------   -----------   -----------     -----------
Net (loss) gain on investments (27,845,791)   (33,813,982)  123,819,823    46,784,065    92,148,689    94,968,030          --
                               -----------   ------------  ------------   -----------   -----------   -----------     -----------
Net increase (decrease) in
  net assets resulting from
  operations                   $24,811,230   $(12,471,237) $121,032,021   $44,201,540   $90,887,539   $91,330,772     $12,756,768
                               ===========   ============  ============   ===========   ===========   ===========     ===========

   * Formerly Putnam U.S. Government and High Quality Bond Sub-Account change effective on April 9, 1999

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations (continued)
For the Year Ended December 31, 1999 (unaudited)

                                            NEW
                                       OPPORTUNITIES          NEW              OTC &
                                           FUND              VALUE        EMERGING GROWTH      RESEARCH
                                        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                       -------------      -----------     ---------------     -----------
Investment income:
Dividends                                   --                $12,285            --             $149,216
Expenses:
Mortality and expense
  undertakings                          (22,036,093)       (2,036,507)         (494,549)        (559,197)
Capital gains income                     22,256,056         2,599,425           291,321        2,100,941
Net realized and unrealized
  gain (loss) on investments:
Net realized gain (loss)
  on security transactions                5,451,734          (728,466)          (51,111)           3,620
Net unrealized appreciation
  (depreciation) of investments
  during the period                   1,039,871,912        (2,677,084)       49,148,909       10,790,437
                                     --------------       ------------      -----------      -----------
Net gain (loss) on
  investments                         1,045,323,646        (3,405,550)       49,097,798       10,794,057
                                     --------------       ------------      -----------      -----------
Net increase (decrease) in
  net assets resulting from
  operations                         $1,045,543,609       $(2,830,347)      $48,894,570      $12,485,017
                                     ==============       ============      ===========      ===========

 *From inception, April 30, 1999, to December 31, 1999.

                                                          Utilities
                                         Small Cap          Growth
                                          Value          and Income          Vista           Voyager
                                        Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                        -----------      -----------      -----------      -----------
Investment income:
Dividends                                   --           $12,574,469           --         $   3,273,531
Expenses:
Mortality and expense
  undertakings                              (31,728)      (5,634,179)      (2,718,771)      (41,187,764)
Capital gains income                         22,625       13,206,014       22,637,128       262,577,634
Net realized and unrealized
  gain (loss) on investments:
Net realized gain (loss)
  on security transactions                  (10,094)       2,108,928           33,227           721,485
Net unrealized appreciation
  (depreciation) of investments
  during the period                          43,658      (30,354,945)      83,347,036     1,425,647,055
                                           --------     ------------     ------------    --------------
Net gain (loss) on
  investments                                33,564      (28,246,017)      83,380,263     1,426,368,540
                                           --------     ------------     ------------    --------------
Net increase (decrease) in
  net assets resulting from
  operations                               $ 24,461     $ (8,099,713)    $103,298,620    $1,651,031,941
                                           ========     ============     ============    ==============

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets
For the Year Ended December 31, 1999 (unaudited)

                                                                THE
                              ASIA PACIFIC    DIVERSIFIED  GEORGE PUTNAM   GLOBAL ASSET     GLOBAL        GROWTH       HEALTH
                                 GROWTH         INCOME     FUND OF BOSTON   ALLOCATION      GROWTH      AND INCOME    SCIENCES
                               SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                              ------------    -----------  --------------  ------------   -----------   -----------  -----------
Operations:
Net investment (loss) gain   $ (1,029,107)   $ 17,103,221  $  2,139,301   $  3,645,952 $  (10,095,725) $   5,465,001  $(1,303,965)
Capital gains income               --              --           209,660     27,622,270     92,127,086    332,181,427       --
Net realized gain (loss)
  on security transactions      3,372,520         (27,663)      (22,537)     1,374,124      5,846,550     (1,138,423)     (28,666)
Net unrealized appreciation
  (depreciation) of investments
  during the period            68,792,412     (15,765,873)   (6,910,385)    16,671,019    562,391,239   (323,924,007)  (2,478,737)
                             ------------    ------------  ------------   ------------ -------------- -------------- ------------
Net increase (decrease) in
  net assets resulting from
  operations                   71,135,825       1,309,685    (4,583,961)    49,313,365    650,269,150     12,583,998   (3,811,368)
                             ------------    ------------  ------------   ------------ -------------- -------------- ------------
Unit Transactions:
Purchases                       3,806,398      13,537,388    32,216,493      8,047,527     30,766,152    203,654,134   26,786,549
Net transfers                  19,229,603     (10,593,802)   71,992,971    (25,499,112)    (6,965,041)    11,743,160   35,811,929
Surrenders for benefit
  payments and fees            (4,364,402)    (20,757,282)   (6,814,707)   (29,383,107)   (64,786,786)  (313,086,699)  (5,680,853)
Net annuity transactions           90,120         387,231       323,682        288,021        437,345      2,862,757        7,497
                             ------------    ------------  ------------   ------------ -------------- -------------- ------------
Net increase (decrease) in
  net assets resulting from
  unit transactions            18,761,718     (17,426,465)   97,718,439    (46,546,671)   (40,548,330)   (94,826,647)  56,925,122
                             ------------    ------------  ------------   ------------ -------------- -------------- ------------
Total increase (decrease) in
  net assets                   89,897,543     (16,116,780)   93,134,478      2,766,694    609,720,820    (82,242,649)  53,113,754
                             ------------    ------------  ------------   ------------ -------------- -------------- ------------
Net Assets
Beginning of period            53,313,791     297,592,896    65,848,585    505,723,792  1,063,437,714  4,697,938,002   79,637,693
                             ------------    ------------  ------------   ------------ -------------- -------------- ------------
End of period                $143,211,334    $281,476,116  $158,983,063   $508,490,486 $1,673,158,534 $4,615,695,353 $132,751,447
                             ============    ============  ============   ============ ============== ============== ============

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 1999 (unaudited)

                                                                           INTERNATIONAL INTERNATIONAL
                                                           INTERNATIONAL      GROWTH          NEW                      MONEY
                               HIGH YIELD       INCOME        GROWTH        AND INCOME   OPPORTUNITIES   INVESTORS     MARKET
                               SUB-ACCOUNT    SUB-ACCOUNT*  SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                               -----------    -----------  -------------   ------------- -------------  -----------  -----------
Operations:
Net investment income (loss)  $ 52,657,021    $15,367,257  $ (2,787,802)   $(2,582,525)   $(1,261,150)  $(3,637,258)   $12,756,768
Capital gains income                --          5,975,488        --             --             --            --            --
Net realized (loss) gain
  on security transactions      (1,675,864)      (340,290)    1,426,563      2,015,312      3,852,890        (9,389)       --
Net unrealized (depreciation)
  appreciation of investments
  during the period            (26,169,927)   (33,473,692)  122,393,260     44,768,753     88,295,799    94,977,419        --
                              ------------   ------------  ------------   ------------   ------------  ------------   ------------
Net increase (decrease) in
  net assets resulting from
  operations                    24,811,230    (12,471,237)  121,032,021     44,201,540     90,887,539    91,330,772     12,756,768
                              ------------   ------------  ------------   ------------   ------------  ------------   ------------
Unit Transactions:
Purchases                       22,103,736     22,113,474    21,416,671      9,338,394      6,456,992    76,548,331     49,910,299
Net transfers                  (55,561,867)    22,336,019    43,414,707      7,110,189     18,917,457   185,287,199    216,517,696
Surrenders for benefit
  payments and fees            (43,017,635)   (30,504,530)   (8,882,206)   (10,230,216)    (6,103,546)  (16,578,182)  (121,065,526)
Net annuity transactions           (33,122)       113,747       259,824        (68,629)       156,001     1,811,456        274,104
                              ------------   ------------  ------------   ------------   ------------  ------------   ------------
Net (decrease) increase in
  net assets resulting from
  unit transactions            (76,508,888)    14,058,710    56,208,995      6,149,739     19,426,903   247,068,804    145,636,573
                              ------------   ------------  ------------   ------------   ------------  ------------   ------------
Total (decrease) increase in
  net assets                   (51,697,658)     1,587,473   177,241,016     50,351,279    110,314,442   338,399,576    158,393,341
                              ------------   ------------  ------------   ------------   ------------  ------------   ------------
Net Assets
Beginning of period            562,115,312    350,911,493   173,050,176    182,231,594     80,040,406   135,210,508    286,030,387
                              ------------   ------------  ------------   ------------   ------------  ------------   ------------
End of period                 $510,417,654   $352,498,966  $350,291,192   $232,582,873   $190,354,848  $473,610,085   $444,423,728
                              ============   ============  ============   ============   ============  ============   ============

   * Formerly Putnam U.S. Government and High Quality Bond Sub-Account change effective on April 9, 1999

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 1999 (unaudited)

                                                             NEW               NEW               OTC &
                                                        OPPORTUNITIES          VALUE        EMERGING GROWTH     RESEARCH
                                                         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                                        -------------       -----------     ---------------    -----------
Operations:
Net investment (loss) income                             $(22,036,093)      $(2,024,222)        $(494,549)       $(409,981)
Capital gains income                                        22,256,056        2,599,425)          291,321        2,100,941
Net realized gain (loss) on security transactions            5,451,734          728,466)          (51,111)           3,620
Net unrealized appreciation (depreciation) of
  investments during the period                          1,039,871,912        2,677,084)       49,148,909       10,790,437
                                                        --------------     ------------      ------------      -----------
Net increase (decrease) in net assets resulting
  from operations                                        1,045,543,609       (2,830,347)       48,894,570       12,485,017
                                                        --------------     ------------      ------------      -----------
Unit Transactions:
Purchases                                                   70,100,418        8,191,732         8,984,358       16,494,882
Net transfers                                               33,449,655       (2,806,534)       44,505,495       42,014,115
Surrenders for benefit payments and fees                  (94,557,080)       (8,355,208)       (1,966,594)      (2,168,283)
Net annuity transactions                                       839,512           43,123            20,689           95,277
                                                        --------------     ------------      ------------      -----------
Net increase (decrease) in net assets resulting
  from unit transactions                                     9,832,506       (2,926,888)       51,543,948       56,435,991
                                                        --------------     ------------      ------------      -----------
Total increase (decrease) in net assets                  1,055,376,115       (5,757,235)      100,438,518       68,921,008
                                                        --------------     ------------      ------------      -----------
Net Assets
Beginning of period                                      1,559,950,973      155,262,748        17,176,728       13,911,521
                                                        --------------     ------------      ------------      -----------
End of period                                           $2,615,327,088     $149,505,513      $117,615,246      $82,832,529
                                                        ==============     ============      ============      ===========

                                                                             Utilities
                                                             Small Cap         Growth
                                                              Value          and Income         Vista           Voyager
                                                            Sub-Account      Sub-Account      Sub-Account     Sub-Account
                                                            -----------      -----------      -----------     -----------
Operations:
Net investment (loss) income                                $  (31,728)    $  6,940,290      $ (2,718,771)  $  (37,914,233)
Capital gains income                                            22,625       13,206,014)       22,637,128      262,577,634
Net realized gain (loss) on security transactions              (10,094)       2,108,928)           33,227          721,485
Net unrealized appreciation (depreciation) of
  investments during the period                                 43,658       30,354,945)       83,347,036    1,425,647,055
                                                            ----------     ------------      ------------   --------------
Net increase (decrease) in net assets resulting
  from operations                                               24,461       (8,099,713)      103,298,620    1,651,031,941
                                                            ----------     ------------      ------------   --------------
Unit Transactions:
Purchases                                                    1,292,420       17,307,803        16,637,471      148,997,226
Net transfers                                                6,150,077        6,544,954        28,831,699      120,612,605
Surrenders for benefit payments and fees                      (152,281)     (33,444,261)      (12,112,147)    (189,360,075)
Net annuity transactions                                            --           71,129           119,647        2,330,058
Net increase (decrease) in net assets resulting
  from unit transactions                                     7,290,216       (9,520,375)       33,476,670       82,579,814
                                                            ----------     ------------      ------------   --------------
Total increase (decrease) in net assets                      7,314,677      (17,620,088)      136,775,290    1,733,611,755
Net Assets
                                                            ----------     ------------      ------------   --------------
Beginning of period                                                 --      449,434,045       182,263,975    2,878,644,825
                                                            ----------     ------------      ------------   --------------
End of period                                               $7,314,677     $431,813,957      $319,039,265   $4,612,256,580
                                                            ==========     ============      ============   ==============

   *  From inception, April 30, 1999, to December 31, 1999.

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets
For the Year Ended December 31, 1998 (unaudited)

                                                               THE
                               ASIA PACIFIC   DIVERSIFIED  GEORGE PUTNAM   GLOBAL ASSET    GLOBAL        GROWTH        HEALTH
                                 GROWTH         INCOME     FUND OF BOSTON  ALLOCATION      GROWTH      AND INCOME     SCIENCES
                               SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT*
                               -----------    -----------  --------------  ------------  -----------   -----------   ------------
Operations:
Net investment income (loss)  $ 1,983,854    $  7,773,682   $   290,393   $  3,657,599 $   10,660,832   $  9,588,435  $ (265,972)
Capital gains income               --           5,008,700        --         44,644,942    119,580,624    449,520,386      --
Net realized (loss) gain on
  security transactions        (2,643,384)        (10,560)          (77)    (1,101,556)    (2,048,000)    (2,692,306)    (40,455)
Net unrealized (depreciation)
  appreciation of investments
  during the period            (4,019,185)    (21,217,526)    2,842,929      5,910,330    103,901,524     87,694,015   7,606,308
                              -----------    ------------   -----------   ------------ --------------  -------------- -----------
Net (decrease) increase in net
  assets resulting from
  operations                   (4,678,715)     (8,445,704)    3,133,245     53,111,315    232,094,980    544,110,530   7,299,881
                              -----------    ------------   -----------   ------------ --------------  -------------- -----------
Unit Transactions:
Purchases                       3,701,343      33,956,636    22,958,516     24,919,757     40,146,277    391,563,606  26,776,582
Net transfers                 (11,415,291)     17,449,089    40,402,664     (3,015,745)   (16,693,380)   178,476,225  46,345,740
Surrenders for benefit
  payments and fees            (2,634,973)    (15,560,109)     (660,976)   (20,755,078)   (42,527,743)  (203,033,706)   (791,265)
Net annuity transactions            7,452         108,092        15,136         38,867        780,680      3,076,200       6,755
                              -----------    ------------   -----------   ------------ --------------  -------------- -----------
Net (decrease) increase in
  net assets resulting from
  unit transactions           (10,341,469)     35,953,708    62,715,340      1,187,801    (18,294,166)   370,082,325  72,337,812
                              -----------    ------------   -----------   ------------ --------------  -------------- -----------
Total (decrease) increase in
  net assets                  (15,020,184)     27,508,004    65,848,585     54,299,116    213,800,814     914,192,855  79,637,693
                              -----------    ------------   -----------   ------------ --------------  -------------- -----------
Net Assets
Beginning of period            68,333,975     270,084,892        --        451,424,676    849,636,900   3,783,745,147      --
                              -----------    ------------   -----------   ------------ --------------  -------------- -----------
End of period                 $53,313,791    $297,592,896   $65,848,585   $505,723,792 $1,063,437,714  $4,697,938,002 $79,637,693
                              ===========    ============   ===========   ============ ==============  ============== ===========

   *  From inception, April 29, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 1998 (unaudited)

                                                                          INTERNATIONAL  INTERNATIONAL
                                                            INTERNATIONAL     GROWTH         NEW                        MONEY
                               HIGH YIELD      INCOME         GROWTH        AND INCOME   OPPORTUNITIES   INVESTORS      MARKET
                               SUB-ACCOUNT  SUB-ACCOUNT***  SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT*  SUB-ACCOUNT
                               -----------  --------------  ------------- -------------  -------------- ------------  -----------
Operations:
Net investment income (loss)  $ 37,390,576   $  9,107,847   $ (1,215,665)  $    123,840  $  (885,013)   $   (329,888) $  8,443,527
Capital gains income             7,154,195        339,070         --          6,025,944       --             --            --
Net realized (loss) gain on
  security transactions           (441,473)          (333)       925,343      1,131,061      643,101           9,797       --
Net unrealized (depreciation)
  appreciation of investments
  during the period            (87,363,215)     8,314,527     16,747,707      4,828,897   10,000,358      16,426,490       --
                              ------------   ------------   ------------   ------------  -----------    ------------  ------------
Net (decrease) increase in
  net assets resulting from
  operations                   (43,259,917)    17,761,111     16,457,385     12,109,742    9,758,446      16,106,399     8,443,527
                              ------------   ------------   ------------   ------------  -----------    ------------  ------------
Unit Transactions:
Purchases                       72,624,888     37,202,879     33,867,169     28,578,698    8,986,296      36,748,793    69,440,184
Net transfers                   12,770,669     83,756,988     46,801,653     30,062,010           22      83,171,689    84,802,844
Surrenders for benefit
  payments and fees            (33,136,210)   (21,228,886)    (3,887,820)    (5,364,128)  (2,835,620)     (1,228,854)  (57,809,657)
Net annuity transactions            51,619        379,477        185,497        110,000        5,654         412,481       105,102
                              ------------   ------------   ------------   ------------  -----------    ------------  ------------
Net increase (decrease) in
  net assets resulting from
  unit transactions             52,310,966    100,110,458     76,966,499     53,386,580    6,156,352     119,104,109    96,538,473
                              ------------   ------------   ------------   ------------  -----------    ------------  ------------
Total increase (decrease)
  in net assets                  9,051,049    117,871,569     93,423,884     65,496,322   15,914,798     135,210,508   104,982,000
                              ------------   ------------   ------------   ------------  -----------    ------------  ------------
Net Assets
Beginning of period            553,064,263    233,039,924     79,626,292    116,735,272   64,125,608         --        181,048,387
                              ------------   ------------   ------------   ------------  -----------    ------------  ------------
End of period                 $562,115,312   $350,911,493   $173,050,176   $182,231,594  $80,040,406    $135,210,508  $286,030,387
                              ============   ============   ============   ============  ===========    ============  ============

       * From inception, April 29, 1998, to December 31, 1998.
     *** Formerly Putnam U.S. Government and High Quality Bond Sub-Account change effective on April 9, 1999

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

       PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
       HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
       Statements of Changes in Net Assets (continued)
       For the Year Ended December 31, 1998 (unaudited)



                                                                                          UTILITIES
                                   NEW            NEW          OTC &                        GROWTH
                              OPPORTUNITIES      VALUE    EMERGING GROWTH    RESEARCH     AND INCOME       VISTA        VOYAGER
                               SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT**  SUB-ACCOUNT   SUB-ACCOUNT*  SUB-ACCOUNT
                              -------------   ----------- ---------------  -------------  -----------   ------------  -----------
Operations:
Net investment (loss) income $  (18,820,230) $    778,978  $   (63,507)   $    (4,105)  $  5,455,978  $ (1,899,386) $  (28,562,774)
Capital gains income             18,663,729     2,710,447       --              1,054     18,737,853        --         139,641,873
Net realized (loss) gain on
  security transactions          (5,582,249)      (77,945)      (5,586)           (25)       (18,444)     (244,730)     (6,215,151)
Net unrealized appreciation
  (depreciation) of investments
  during the period             284,218,314     3,462,804    2,012,751      1,351,047     26,881,495     24,961,915    407,773,124
                             --------------  ------------  -----------    -----------   ------------   ------------ --------------
Net increase (decrease) in
  net assets resulting from
  operations                    278,479,564     6,874,284    1,943,658      1,347,971     51,056,882     22,817,799    512,637,072
                             --------------  ------------  -----------    -----------   ------------   ------------ --------------
Unit Transactions:
Purchases                       100,408,112    24,038,360    4,950,556      1,647,789     35,162,888     35,890,384    199,996,300
Net transfers                    18,404,946    11,223,213   10,400,668     10,968,597     29,486,383     30,156,192     84,727,443
Surrenders for benefit
  payments and fees             (50,246,741)   (5,866,336)    (118,154)       (52,836)   (20,582,321)    (4,767,016)  (106,034,590)
Net annuity transactions            103,931        42,793       --             --            138,914        171,740      1,865,032
                             --------------  ------------  -----------    -----------   ------------   ------------ --------------
Net increase (decrease) in
  net assets resulting from
  unit transactions              68,670,248    29,438,030   15,233,070     12,563,550     44,205,864     61,451,300    180,554,185
                             --------------  ------------  -----------    -----------   ------------   ------------ --------------
Total increase (decrease)
  in net assets                 347,149,812    36,312,314   17,176,728     13,911,521     95,262,746     84,269,099    693,191,257
                             --------------  ------------  -----------    -----------   ------------   ------------ --------------
Net Assets
Beginning of period           1,212,801,161   118,950,434       --             --        354,171,299     97,994,876  2,185,453,568
                             --------------  ------------  -----------    -----------   ------------   ------------ --------------
End of period                $1,559,950,973  $155,262,748  $17,176,728    $13,911,521   $449,434,045   $182,263,975 $2,878,644,825
                             ==============  ============  ===========    ===========   ============   ============ ==============

    * From inception, April 29, 1998, to December 31, 1998.
   ** From inception, October 1, 1998, to December 31, 1998.

          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Notes to Financial Statements
December 31, 1999


1. ORGANIZATION:
Putnam Capital Manager Trust Separate Account Two (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in the various mutual funds as directed by the contractowners.


2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:


A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.


B) Security Valuation -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.


C) Unit Transactions -- Unit transactions are executed based on the unit values calculated at the close of the business day.


D) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.


E) Security Class -- Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA shares and class IB shares.

   Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IA .40% are for Company employees only.

   Class IB shares are offered at net asset value and pay an ongoing distribution fee.


F) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from managementis estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
A) Mortality and Expense Undertakings -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

B) Deduction of Annual Maintenance Fees -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statement of changes in net assets.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Two and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                                            ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 15, 1999



                                    SA-1  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                      Asia Pacific  Diversified   The             Global Asset  Global          Growth
                                       Growth        Income        George Putnam   Allocation    Growth          and Income
                                       Sub-Account   Sub-Account   Fund of Boston  Sub-Account   Sub-Account     Sub-Account
ASSETS                                                             Sub-Account
Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT ASIA PACIFIC GROWTH FUND
CLASS IA
 Shares 6,388,057
 Cost $66,631,023
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                        $53,212,517   $         --  $        --     $         --  $           --  $           --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 12,087
 Cost $96,019
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                            100,683             --           --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
CLASS IA
 Shares 28,261,627
 Cost $297,722,682
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --    296,464,466           --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 107,801
 Cost $1,112,875
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --      1,128,676           --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
CLASS IA
 Shares 6,225,164
 Cost $61,223,385
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --             --   63,994,682               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 180,343
 Cost $1,782,294
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --             --    1,853,926               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
CLASS IA
 Shares 26,622,033
 Cost $412,181,624
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --             --           --      504,487,535              --              --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 65,033
 Cost $1,127,359
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --             --           --        1,233,028              --              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL GROWTH FUND
CLASS IA
 Shares 52,404,540
 Cost $788,976,723
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --             --           --              --    1,062,764,073              --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 33,238
 Cost $602,630
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --             --           --               --         674,077              --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
CLASS IA
 Shares 163,058,940
 Cost $3,675,227,316
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --             --           --               --              --   4,691,205,714
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 234,290
 Cost $6,296,495
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --             --           --               --              --       6,735,843
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance
 Company                                        --             --      208,685           14,907              --          33,597
---------------------------------------------------------------------------------------------------------------------------------
Receivable from fund shares sold            18,448         69,660           --           85,714         144,954         459,285
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                            53,331,648    297,662,802   66,057,293      505,821,184   1,063,583,104   4,698,434,439
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to Hartford Life Insurance Company      17,857         69,906           --           86,015         145,390         461,290
---------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares purchased               --             --      208,708           11,377              --          35,147
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                           17,857         69,906      208,708           97,392         145,390         496,437
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)                 $53,313,791   $297,592,896  $65,848,585     $505,723,792  $1,063,437,714  $4,697,938,002
---------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-2  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                     Health        High Yield     International  International  International   Investors
                                      Sciences      Sub-Account    Growth         Growth         New             Sub-Account
                                      Sub-Account                  Sub-Account    and Income     Opportunities
ASSETS                                                                            Sub-Account    Sub-Account
Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
CLASS IA
 Shares 7,089,304
 Cost $70,110,307
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                       $77,556,988   $         --   $         --   $         --   $        --     $         --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 190,319
 Cost $1,920,565
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                         2,080,191             --             --             --            --               --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
CLASS IA
 Shares 47,903,751
 Cost $591,093,786
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --    560,473,888             --             --            --               --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 139,867
 Cost $1,629,910
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --      1,636,444             --             --            --               --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND
CLASS IA
 Shares 12,722,293
 Cost $153,692,188
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --             --    172,005,403             --            --               --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 77,197
 Cost $957,995
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --             --      1,042,938             --            --               --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
CLASS IA
 Shares 14,827,216
 Cost $173,516,087
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --             --             --    181,485,123            --               --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 60,689
 Cost $715,953
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --             --             --        742,829            --               --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
CLASS IA
 Shares 6,959,903
 Cost $73,370,833
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --             --             --             --    79,969,286               --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 6,194
 Cost $66,057
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --             --             --             --        71,104               --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
CLASS IA
 Shares 11,392,509
 Cost $116,633,839
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --             --             --             --            --      132,722,732
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 213,684
 Cost $2,149,684
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                --             --             --             --            --        2,487,279
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance
 Company                                  225,602          6,941        289,019            512            --          638,943
---------------------------------------------------------------------------------------------------------------------------------
Receivable from fund shares sold               --         58,888             --         83,387        35,170               --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                           79,862,781    562,176,161    173,337,360    182,311,851    80,075,560      135,848,954
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to Hartford Life Insurance
 Company                                       --         53,922             --         80,257        35,154               --
---------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares purchased         225,088          6,927        287,184             --            --          638,446
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         225,088         60,849        287,184         80,257        35,154          638,446
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)                $79,637,693   $562,115,312   $173,050,176   $182,231,594   $80,040,406     $135,210,508
---------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-3  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                     Money         New             New            OTC &             Research     U.S.Government
                                      Market        Opportunities   Value          Emerging Growth   Sub-Account  and High
                                      Sub-Account   Sub-Account     Sub-Account    Sub-Account                    Quality Bond
ASSETS                                                                                                            Sub-Account
Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
CLASS IA
 Shares 273,373,599
 Cost $273,373,599
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                       $273,373,599  $           --  $         --   $        --       $        --  $         --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 12,656,586
 Cost $12,656,586
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                         12,656,585              --            --            --                --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
CLASS IA
 Shares 59,816,632
 Cost $992,113,291
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --   1,558,821,427            --            --                --            --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 43,318
 Cost $936,589
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --       1,128,002            --            --                --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND
CLASS IA
 Shares 12,887,644
 Cost $143,502,659
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --   155,038,358            --                --            --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 18,657
 Cost $206,967
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --       224,252            --                --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND
CLASS IA
 Shares 1,653,462
 Cost $14,748,695
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --            --    16,683,430                --            --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 48,916
 Cost $415,544
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --            --       493,560                --            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
CLASS IA
 Shares 1,147,289
 Cost $12,355,706
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --            --            --        13,687,159            --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 18,821
 Cost $204,746
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --            --            --           224,341            --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT U.S. GOVERNMENT AND HIGH
 QUALITY BOND FUND
CLASS IA
 Shares 25,420,057
 Cost $336,197,989
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --            --            --                --   349,017,376
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 137,993
 Cost $1,873,096
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --            --            --                --     1,894,644
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance
 Company                                        --           1,568            --        41,307           115,842       945,695
---------------------------------------------------------------------------------------------------------------------------------
Receivable from fund shares sold         2,035,322           6,807       167,595            20                --            79
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                           288,065,506   1,559,957,804   155,430,205    17,218,317        14,027,342   351,857,794
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to Hartford Life Insurance
 Company                                 2,035,119           5,286       167,457            73                --            62
---------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares purchased               --           1,545            --        41,516           115,821       946,239
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        2,035,119           6,831       167,457        41,589           115,821       946,301
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)                $286,030,387  $1,559,950,973  $155,262,748   $17,176,728       $13,911,521  $350,911,493
---------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-4  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                     Utilities       Vista          Voyager
                                      Growth          Sub-Account    Sub-Account
                                      and Income
ASSETS                                Sub-Account
Investments:
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND
 INCOME FUND
CLASS IA
 Shares 24,618,304
 Cost $320,807,135
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                       $447,806,941    $         --   $           --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 89,840
 Cost $1,562,625
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                          1,634,191              --               --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
CLASS IA
 Shares 12,339,530
 Cost $146,197,300
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --     181,637,888               --
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 42,513
 Cost $522,139
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --         626,213               --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
CLASS IA
 Shares 62,720,082
 Cost $1,876,228,270
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --    2,875,715,767
---------------------------------------------------------------------------------------------------------------------------------
CLASS IB
 Shares 63,839
 Cost $2,526,164
---------------------------------------------------------------------------------------------------------------------------------
  Market Value:                                 --              --        2,924,462
---------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance
 Company                                   277,116          11,311          431,404
---------------------------------------------------------------------------------------------------------------------------------
Receivable from fund shares sold                --          74,875               --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                           449,718,248     182,350,287    2,879,071,633
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Due to Hartford Life Insurance Company          --          74,909               --
---------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares purchased          284,203          11,403          426,808
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          284,203          86,312          426,808
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (VARIABLE ANNUITY
 CONTRACT LIABILITIES)                $449,434,045    $182,263,975   $2,878,644,825
---------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-5  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                                        Units               Unit            Contract
                                                                         Owned by            Price           Liability
                                                                         Participants
---------------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
---------------------------------------------------------------------------------------------------------------------------------
  Asia Pacific Growth Fund Class IA                                         6,219,008        $ 8.552078      $ 53,185,441
---------------------------------------------------------------------------------------------------------------------------------
  Asia Pacific Growth Fund Class IB                                             9,503         10.544040           100,199
---------------------------------------------------------------------------------------------------------------------------------
  Diversified Income Fund Class IA                                         23,713,424         12.488636       296,148,326
---------------------------------------------------------------------------------------------------------------------------------
  Diversified Income Fund Class IB                                            119,009          9.483976         1,128,676
---------------------------------------------------------------------------------------------------------------------------------
  George Putnam Fund Class IA                                               6,246,649         10.242185        63,979,337
---------------------------------------------------------------------------------------------------------------------------------
  George Putnam Fund Class IB                                                 178,303         10.397822         1,853,967
---------------------------------------------------------------------------------------------------------------------------------
  Global Asset Allocation Class IA                                         16,653,005         30.255566       503,846,085
---------------------------------------------------------------------------------------------------------------------------------
  Global Asset Allocation Class IB                                            121,343         10.190632         1,236,558
---------------------------------------------------------------------------------------------------------------------------------
  Global Growth Fund Class IA                                              42,487,420         24.939571     1,059,618,022
---------------------------------------------------------------------------------------------------------------------------------
  Global Growth Fund Class IB                                                  64,555         10.425449           673,010
---------------------------------------------------------------------------------------------------------------------------------
  Growth and Income Fund Class IA                                         102,727,427         45.567032     4,680,983,975
---------------------------------------------------------------------------------------------------------------------------------
  Growth and Income Fund Class IB                                             644,858         10.443057         6,734,293
---------------------------------------------------------------------------------------------------------------------------------
  Health Sciences Fund Class IA                                             7,148,320         10.848771        77,550,485
---------------------------------------------------------------------------------------------------------------------------------
  Health Sciences Fund Class IB                                               192,842         10.784889         2,079,778
---------------------------------------------------------------------------------------------------------------------------------
  High Yield Fund Class IA                                                 23,582,095         23.742124       559,889,015
---------------------------------------------------------------------------------------------------------------------------------
  High Yield Fund Class IB                                                    183,968          8.895343         1,636,458
---------------------------------------------------------------------------------------------------------------------------------
  International Growth Fund Class IA                                       12,814,996         13.402515       171,753,170
---------------------------------------------------------------------------------------------------------------------------------
  International Growth Fund Class IB                                          109,559          9.510657         1,041,975
---------------------------------------------------------------------------------------------------------------------------------
  International Growth and Income Fund Class IA                            14,001,923         12.922223       180,935,970
---------------------------------------------------------------------------------------------------------------------------------
  International Growth and Income Fund Class IB                                78,056          9.523514           743,371
---------------------------------------------------------------------------------------------------------------------------------
  International New Opportunities Fund Class IA                             7,123,179         11.225771        79,963,182
---------------------------------------------------------------------------------------------------------------------------------
  International New Opportunities Fund Class IB                                 7,437          9.530122            70,874
---------------------------------------------------------------------------------------------------------------------------------
  Investors Fund Class IA                                                  11,569,190         11.431551       132,253,787
---------------------------------------------------------------------------------------------------------------------------------
  Investors Fund Class IB                                                     229,527         10.837505         2,487,495
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund Class IA                                              177,635,093          1.538127       273,225,333
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund Class IB                                               12,479,981          1.014151        12,656,585
---------------------------------------------------------------------------------------------------------------------------------
  New Opportunities Fund Class IA                                          62,748,813         24.804633     1,556,461,288
---------------------------------------------------------------------------------------------------------------------------------
  New Opportunities Fund Class IB                                             106,695         10.572464         1,128,025
---------------------------------------------------------------------------------------------------------------------------------
  New Value Fund Class IA                                                  12,726,607         12.151266       154,644,382
---------------------------------------------------------------------------------------------------------------------------------
  New Value Fund Class IB                                                      21,769         10.301448           224,249
---------------------------------------------------------------------------------------------------------------------------------
  OTC & Emerging Fund Class IA                                              1,671,708          9.979745        16,683,221
---------------------------------------------------------------------------------------------------------------------------------
  OTC & Emerging Fund Class IB                                                 48,025         10.276087           493,507
---------------------------------------------------------------------------------------------------------------------------------
  Research Fund Class IA                                                    1,095,266         12.496667        13,687,180
---------------------------------------------------------------------------------------------------------------------------------
  Research Fund Class IB                                                       17,975         12.480896           224,341
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Government and High Quality Bond Fund Class IA                      16,353,442         21.305270       348,414,599
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Government and High Quality Bond Fund Class IB                         184,000         10.297077         1,894,658
---------------------------------------------------------------------------------------------------------------------------------
  Utilities Growth and Income Fund Class IA                                19,597,995         22.825900       447,341,870
---------------------------------------------------------------------------------------------------------------------------------
  Utilities Growth and Income Fund Class IB                                   147,712         11.063684         1,634,241
---------------------------------------------------------------------------------------------------------------------------------
  Vista Fund Class IA                                                      12,672,159         14.316454       181,420,383
---------------------------------------------------------------------------------------------------------------------------------
  Vista Fund Class IB                                                          61,101         10.247290           626,121
---------------------------------------------------------------------------------------------------------------------------------
  Voyager Fund Class IA                                                    51,741,607         55.426380     2,867,849,956
---------------------------------------------------------------------------------------------------------------------------------
  Voyager Fund Class IB                                                       272,289         10.741598         2,924,820
---------------------------------------------------------------------------------------------------------------------------------
Sub-total                                                                                                  13,761,428,208
---------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    SA-6  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                                        Units               Unit            Contract
                                                                         Owned by            Price           Liability
                                                                         Participants
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Annuity contracts in the annuity period:
---------------------------------------------------------------------------------------------------------------------------------
  Asia Pacific Growth Fund Class IA                                             3,292        $ 8.552078      $        28,151
---------------------------------------------------------------------------------------------------------------------------------
  Diversified Income Fund Class IA                                             25,294         12.488636              315,894
---------------------------------------------------------------------------------------------------------------------------------
  George Putnam Fund Class IA                                                   1,492         10.242185               15,281
---------------------------------------------------------------------------------------------------------------------------------
  Global Asset Allocation Class IA                                             21,191         30.255566              641,149
---------------------------------------------------------------------------------------------------------------------------------
  Global Growth Fund Class IA                                                 126,172         24.939571            3,146,682
---------------------------------------------------------------------------------------------------------------------------------
  Growth and Income Fund Class IA                                             224,279         45.567032           10,219,734
---------------------------------------------------------------------------------------------------------------------------------
  Health Sciences Fund Class IA                                                   685         10.848771                7,430
---------------------------------------------------------------------------------------------------------------------------------
  High Yield Fund Class IA                                                     24,844         23.742124              589,839
---------------------------------------------------------------------------------------------------------------------------------
  International Growth Fund Class IA                                           19,029         13.402515              255,031
---------------------------------------------------------------------------------------------------------------------------------
  International Growth and Income Fund Class IA                                42,737         12.922223              552,253
---------------------------------------------------------------------------------------------------------------------------------
  International New Opportunities Fund Class IA                                   566         11.225771                6,350
---------------------------------------------------------------------------------------------------------------------------------
  Investors Fund Class IA                                                      41,047         11.431551              469,226
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund Class IA                                                   96,526          1.538127              148,469
---------------------------------------------------------------------------------------------------------------------------------
  New Opportunities Fund Class IA                                              95,210         24.804633            2,361,660
---------------------------------------------------------------------------------------------------------------------------------
  New Value Fund Class IA                                                      32,434         12.151266              394,117
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Government and High Quality Bond Fund Class IA                          28,267         21.305270              602,236
---------------------------------------------------------------------------------------------------------------------------------
  Utilities Growth and Income Fund Class IA                                    20,062         22.825900              457,934
---------------------------------------------------------------------------------------------------------------------------------
  Vista Fund Class IA                                                          15,190         14.316454              217,471
---------------------------------------------------------------------------------------------------------------------------------
  Voyager Fund Class IA                                                       141,991         55.426380            7,870,049
---------------------------------------------------------------------------------------------------------------------------------
Sub-total:                                                                                                        28,298,956
---------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL:                                                                                                 $13,789,727,164
---------------------------------------------------------------------------------------------------------------------------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-7  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended                Asia Pacific  Diversified   The             Global Asset  Global        Growth        Health
December 31, 1998                 Growth        Income        George Putnam   Allocation    Growth        and Income    Science Fund
                                  Sub-Account   Sub-Account   Fund of Boston  Sub-Account   Sub-Account   Sub-Account   Sub-Account*
                                                              Sub-Account*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $ 2,790,742   $ 11,792,328    $  530,716    $ 10,393,787  $ 23,916,125  $ 68,860,353   $   68,282
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Mortality and expense
  undertakings                       (806,888)    (4,018,646)     (240,323)     (6,736,188)  (13,255,293)  (59,271,918)    (334,254)
------------------------------------------------------------------------------------------------------------------------------------
 Capital gains income                      --      5,008,700            --      44,644,942   119,580,624   449,520,386           --
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions         (2,643,384)       (10,560)          (77)     (1,101,556)   (2,048,000)   (2,692,306)     (40,455)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of investments
  during the period                (4,019,185)   (21,217,526)    2,842,929       5,910,330   103,901,524    87,694,015    7,606,308
------------------------------------------------------------------------------------------------------------------------------------
 Net gain (loss) on investments    (6,662,569)   (21,228,086)    2,842,852       4,808,774   101,853,524    85,001,709    7,565,853
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS                  $(4,678,715)  $ (8,445,704)   $3,133,245     $53,111,315  $232,094,980  $544,110,530   $7,299,881
------------------------------------------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-8  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended               High Yield    International  International  International  Investors     Money        New
December 31, 1998                Sub-Account   Growth         Growth         New            Sub-Account*  Market       Opportunities
                                               Sub-Account    and Income     Opportunities                Sub-Account  Sub-Account
                                                              Sub-Account    Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                       $ 45,592,119  $   580,162    $ 2,337,743    $   137,187    $   160,987   $11,677,659  $         --
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Mortality and expense
  undertakings                     (8,201,543)  (1,795,827)    (2,213,903)    (1,022,200)      (490,875)   (3,234,132)  (18,820,230)
------------------------------------------------------------------------------------------------------------------------------------
 Capital gains income               7,154,195           --      6,025,944             --             --            --    18,663,729
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions           (441,473)     925,343      1,131,061        643,101          9,797            --    (5,582,249)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of investments
  during the period               (87,363,215)  16,747,707      4,828,897     10,000,358     16,426,490            --   284,218,314
------------------------------------------------------------------------------------------------------------------------------------
 Net gain (loss) on investments   (87,804,688)  17,673,050      5,959,958     10,643,459     16,436,287            --   278,636,065
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS                 $(43,259,917) $16,457,385    $12,109,742    $ 9,758,446    $16,106,399   $ 8,443,527  $278,479,564
------------------------------------------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-9  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended             New          OTC &            Research       U.S.Government  Utilities    Vista         Voyager
December 31, 1998              Value        Emerging Growth  Sub-Account**  and High        Growth       Sub-Account   Sub-Account
                               Sub-Account  Sub-Account*                    Quality Bond    and Income
                                                                            Sub-Account     Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                     $ 2,744,638    $    6,377      $   19,993      $13,027,436    $10,871,792  $        --  $  5,723,028
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
 Mortality and expense
  undertakings                  (1,965,660)      (69,884)        (24,098)      (3,919,589)    (5,415,814)  (1,899,386)  (34,285,802)
------------------------------------------------------------------------------------------------------------------------------------
 Capital gains income            2,710,447            --           1,054          339,070     18,737,853           --   139,641,873
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions         (77,945)       (5,586)            (25)            (333)       (18,444)    (244,730)   (6,215,151)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of investments
  during the period              3,462,804     2,012,751       1,351,047        8,314,527     26,881,495   24,961,915   407,773,124
------------------------------------------------------------------------------------------------------------------------------------
 Net gain (loss) on investments  3,384,859     2,007,165       1,351,022        8,314,194     26,863,051   24,717,185   401,557,973
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS               $ 6,874,284    $1,943,658      $1,347,971      $17,761,111    $51,056,882  $22,817,799  $512,637,072
------------------------------------------------------------------------------------------------------------------------------------

 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-10  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended            Asia Pacific  Diversified   The             Global Asset  Global          Growth          Health
December 31, 1998             Growth        Income        George Putnam   Allocation    Growth          and Income      Sciences
                              Sub-Account   Sub-Account   Fund of Boston  Sub-Account   Sub-Account     Sub-Account     Sub-Account*
                                                          Sub-Account*
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                      $  1,983,854  $  7,773,682   $   290,393    $  3,657,599  $   10,660,832  $    9,588,435  $  (265,972)
------------------------------------------------------------------------------------------------------------------------------------
 Capital gains income                   --     5,008,700            --      44,644,942     119,580,624     449,520,386           --
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions      (2,643,384)      (10,560)          (77)     (1,101,556)     (2,048,000)     (2,692,306)     (40,455)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                        (4,019,185)  (21,217,526)    2,842,929       5,910,330     103,901,524      87,694,015    7,606,308
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations               (4,678,715)   (8,445,704)    3,133,245      53,111,315     232,094,980     544,110,530    7,299,881
------------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                       3,701,343    33,956,636    22,958,516      24,919,757      40,146,277     391,563,606   26,776,582
------------------------------------------------------------------------------------------------------------------------------------
 Net transfers                 (11,415,291)   17,449,089    40,402,664      (3,015,745)    (16,693,380)    178,476,225   46,345,740
------------------------------------------------------------------------------------------------------------------------------------
 Surrenders                     (2,634,973)  (15,560,109)     (660,976)    (20,755,078)    (42,527,743)   (203,033,706)    (791,265)
------------------------------------------------------------------------------------------------------------------------------------
 Net annuity transactions            7,452       108,092        15,136          38,867         780,680       3,076,200        6,755
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (10,341,469)   35,953,708    62,715,340       1,187,801     (18,294,166)    370,082,325   72,337,812
------------------------------------------------------------------------------------------------------------------------------------
 Total increase (decrease)
  in net assets                (15,020,184)   27,508,004    65,848,585      54,299,116     213,800,814     914,192,855   79,637,693
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of period            68,333,975   270,084,892            --     451,424,676     849,636,900   3,783,745,147           --
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                $ 53,313,791  $297,592,896   $65,848,585    $505,723,792  $1,063,437,714  $4,697,938,002  $79,637,693
------------------------------------------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-11  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended          High Yield    International  International  International   Investors      Money         New
December 31, 1998           Sub-Account   Growth         Growth         New             Sub-Account*   Market        Opportunities
                                          Sub-Account    and Income     Opportunities                  Sub-Account   Sub-Account
                                                         Sub-Account    Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                    $ 37,390,576  $ (1,215,665)  $    123,840   $  (885,013)    $   (329,888)  $  8,443,527  $  (18,820,230)
------------------------------------------------------------------------------------------------------------------------------------
 Capital gains income          7,154,195            --      6,025,944            --               --             --      18,663,729
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions      (441,473)      925,343      1,131,061       643,101            9,797             --      (5,582,249)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                     (87,363,215)   16,747,707      4,828,897    10,000,358       16,426,490             --     284,218,314
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations            (43,259,917)   16,457,385     12,109,742     9,758,446       16,106,399      8,443,527     278,479,564
------------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                    72,624,888    33,867,169     28,578,698     8,986,296       36,748,793     69,440,184     100,408,112
------------------------------------------------------------------------------------------------------------------------------------
 Net transfers                12,770,669    46,801,653     30,062,010            22       83,171,689     84,802,844      18,404,946
------------------------------------------------------------------------------------------------------------------------------------
 Surrenders                  (33,136,210)   (3,887,820)    (5,364,128)   (2,835,620)      (1,228,854)   (57,809,657)    (50,246,741)
------------------------------------------------------------------------------------------------------------------------------------
 Net annuity transactions         51,619       185,497        110,000         5,654          412,481        105,102         103,931
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions      52,310,966    76,966,499     53,386,580     6,156,352      119,104,109     96,538,473      68,670,248
------------------------------------------------------------------------------------------------------------------------------------
 Total increase (decrease)
  in net assets                9,051,049    93,423,884     65,496,322    15,914,798      135,210,508    104,982,000     347,149,812
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of period         553,064,263    79,626,292    116,735,272    64,125,608               --    181,048,387   1,212,801,161
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD              $562,115,312  $173,050,176   $182,231,594   $80,040,406     $135,210,508   $286,030,387  $1,559,950,973
------------------------------------------------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-12  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended         New           OTC &            Research       U.S.Government  Utilities     Vista         Voyager
December 31, 1998          Value         Emerging Growth  Sub-Account**  and High        Growth        Sub-Account   Sub-Account
                           Sub-Account   Sub-Account*                    Quality Bond    and Income
                                                                         Sub-Account     Sub-Account
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                   $    778,978   $   (63,507)    $    (4,105)   $  9,107,847    $  5,455,978  $ (1,899,386) $  (28,562,774)
------------------------------------------------------------------------------------------------------------------------------------
 Capital gains income         2,710,447            --           1,054         339,070      18,737,853            --     139,641,873
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions      (77,945)       (5,586)            (25)           (333)        (18,444)     (244,730)     (6,215,151)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                      3,462,804     2,012,751       1,351,047       8,314,527      26,881,495    24,961,915     407,773,124
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations             6,874,284     1,943,658       1,347,971      17,761,111      51,056,882    22,817,799     512,637,072
------------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                   24,038,360     4,950,556       1,647,789      37,202,879      35,162,888    35,890,384     199,996,300
------------------------------------------------------------------------------------------------------------------------------------
 Net transfers               11,223,213    10,400,668      10,968,597      83,756,988      29,486,383    30,156,192      84,727,443
------------------------------------------------------------------------------------------------------------------------------------
 Surrenders                  (5,866,336)     (118,154)        (52,836)    (21,228,886)    (20,582,321)   (4,767,016)   (106,034,590)
------------------------------------------------------------------------------------------------------------------------------------
 Net annuity transactions        42,793            --             --          379,477         138,914       171,740       1,865,032
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions     29,438,030    15,233,070     12,563,550      100,110,458      44,205,864    61,451,300     180,554,185
------------------------------------------------------------------------------------------------------------------------------------
 Total increase (decrease)
  in net assets              36,312,314    17,176,728     13,911,521      117,871,569      95,262,746    84,269,099     693,191,257
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of period        118,950,434            --             --      233,039,924     354,171,299    97,994,876   2,185,453,568
------------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD             $155,262,748   $17,176,728    $13,911,521     $350,911,493    $449,434,045  $182,263,975  $2,878,644,825
------------------------------------------------------------------------------------------------------------------------------------

 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-13  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
For the Year Ended                Asia Pacific   Diversified    Global Asset   Global         Growth           High Yield
December 31, 1997                 Growth         Income         Allocation     Growth         and Income       Sub-Account
                                  Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                          $    459,948   $  9,555,318   $  6,371,232   $  6,003,571   $   11,159,629   $ 23,677,407
----------------------------------------------------------------------------------------------------------------------------
 Capital gains income                       --      2,048,961     20,499,937     18,664,210      135,341,577      3,515,165
----------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions             381,797          4,201         42,533        (70,313)         (14,039)        (4,814)
----------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of investments
  during the period                (13,132,923)     2,897,636     36,929,311     66,628,239      464,399,235     30,275,390
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations                  (12,291,178)    14,506,116     63,843,013     91,225,707      610,886,402     57,463,148
----------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                          15,296,904     55,905,675     53,215,802     94,655,178      653,735,175    119,907,763
----------------------------------------------------------------------------------------------------------------------------
 Net transfers                      (8,269,677)    (9,769,014)    23,676,122      8,639,167      243,532,477     11,079,099
----------------------------------------------------------------------------------------------------------------------------
 Surrenders                         (2,530,242)   (12,309,013)   (18,260,579)   (29,632,010)    (121,451,891)   (22,220,046)
----------------------------------------------------------------------------------------------------------------------------
 Net annuity transactions                8,025        146,954        145,121        886,113        3,412,370        452,320
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             4,505,010     33,974,602     58,776,466     74,548,448      779,228,131    109,219,136
----------------------------------------------------------------------------------------------------------------------------
 Total increase (decrease)
  in net assets                     (7,786,168)    48,480,718    122,619,479    165,774,155    1,390,114,533    166,682,284
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                76,120,143    221,604,174    328,805,196    683,862,745    2,393,630,614    386,381,979
----------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                    $ 68,333,975   $270,084,892   $451,424,675   $849,636,900   $3,783,745,147   $553,064,263
----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------
For the Year Ended                International   International
December 31, 1997                 Growth          Growth
                                  Sub-Account*    and Income
                                                  Sub-Account*
---------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                          $   647,298     $  3,014,762
---------------------------------------------------------------
 Capital gains income                      --               --
---------------------------------------------------------------
 Net realized gain (loss)
  on security transactions            112,426          254,024
---------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of investments
  during the period                 1,650,451        3,167,015
---------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations                   2,410,175        6,435,801
---------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                         42,465,632       60,593,915
---------------------------------------------------------------
 Net transfers                     35,605,842       50,937,686
---------------------------------------------------------------
 Surrenders                          (916,342)      (1,623,364)
---------------------------------------------------------------
 Net annuity transactions              60,985          391,234
---------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           77,216,117      110,299,471
---------------------------------------------------------------
 Total increase (decrease)
  in net assets                    79,626,292      116,735,272
---------------------------------------------------------------
NET ASSETS:
 Beginning of period                       --               --
---------------------------------------------------------------
 END OF PERIOD                    $79,626,292     $116,735,272
---------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-14  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended                  International    Money          New              New            U.S. Government   Utilities
December 31, 1997                   New              Market         Opportunities    Value          and High          Growth
                                    Opportunities    Sub-Account    Sub-Account      Sub-Account*   Quality Bond      and Income
                                    Sub-Account*                                                    Sub-Account       Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $  (428,750)     $   7,935,793  $  (14,288,485)  $   (930,950)   $ 10,317,213     $  6,148,884
-----------------------------------------------------------------------------------------------------------------------------------
 Capital gains income                        --                 --              --             --              --       14,052,925
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions               93,448                 --        (674,928)       (53,025)         92,811          316,145
-----------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of investments
  during the period                  (3,396,856)                --     216,776,192      8,090,180       4,496,793       50,135,725
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations                    (3,732,158)         7,935,793     201,812,779      7,106,205      14,906,817       70,653,679
-----------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                           35,294,318        159,829,719     173,232,758     55,890,696      30,608,860       30,748,249
-----------------------------------------------------------------------------------------------------------------------------------
 Net transfers                       33,818,005       (163,808,043)     23,002,452     58,041,788      (7,633,402)      (8,439,229)
-----------------------------------------------------------------------------------------------------------------------------------
 Surrenders                          (1,254,557)       (33,923,982)    (34,774,552)    (2,436,634)    (12,023,717)     (12,334,942)
-----------------------------------------------------------------------------------------------------------------------------------
 Net annuity transactions                    --            (59,424)        525,040        348,379          87,519          116,058
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             67,857,766        (37,961,730)    161,985,698    111,844,229      11,039,260       10,090,136
-----------------------------------------------------------------------------------------------------------------------------------
 Total increase (decrease)
  in net assets                      64,125,608        (30,025,937)    363,798,477    118,950,434      25,946,077       80,743,815
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                         --        211,074,324     849,002,685             --     207,093,847      273,427,484
-----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                      $64,125,608      $ 181,048,387  $1,212,801,162   $118,950,434    $233,039,924     $354,171,299
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------
For the Year Ended                  Vista           Voyager
December 31, 1997                   Sub-Account*    Sub-Account
-------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $  (718,048)    $  (22,244,283)
-------------------------------------------------------------------
 Capital gains income                        --         71,707,177
-------------------------------------------------------------------
 Net realized gain (loss)
  on security transactions              (41,487)          (808,610)
-------------------------------------------------------------------
 Net unrealized appreciation
  (depreciation) of investments
  during the period                  10,582,747        357,032,488
-------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations                     9,823,212        405,686,772
-------------------------------------------------------------------
UNIT TRANSACTIONS:
 Purchases                           48,980,888        288,568,056
-------------------------------------------------------------------
 Net transfers                       40,279,408         63,585,706
-------------------------------------------------------------------
 Surrenders                          (1,114,398)       (65,966,528)
-------------------------------------------------------------------
 Net annuity transactions                25,767          1,321,830
-------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             88,171,665        287,509,064
-------------------------------------------------------------------
 Total increase (decrease)
  in net assets                      97,994,877        693,195,836
-------------------------------------------------------------------
NET ASSETS:
 Beginning of period                         --      1,492,257,732
-------------------------------------------------------------------
 END OF PERIOD                      $97,994,877     $2,185,453,568
-------------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    SA-15  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
December 31, 1998

1.   ORGANIZATION:

Putnam Capital Manager Trust Separate Account Two (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in the various mutual funds (the Funds) as directed by the contractholders.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

C) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.


                                    SA-16  PROSPECTUS

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

B) DEDUCTION OF ANNUAL MAINTENANCE FEES -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.






















                                    SA-17  PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1998 and 1997, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with statutory accounting practices as described in Note 1.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

F-2                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         1998          1997
                                                      -----------   -----------
 Assets
   Bonds...........................................   $ 1,453,792   $ 1,501,311
   Common stocks...................................        40,650        64,408
   Mortgage loans..................................        59,548        85,103
   Policy loans....................................        47,212        36,533
   Cash and short-term investments.................       469,955       309,432
   Other invested assets...........................         2,188        20,942
                                                      -----------   -----------
     Total cash and invested assets................     2,073,345     2,017,729
   Investment income due and accrued...............        20,126        15,878
   Premium balances receivable.....................           333           389
   Receivables from affiliates.....................            --         1,269
   Other assets....................................        45,358        22,788
   Separate account assets.........................    32,876,278    23,208,728
                                                      -----------   -----------
     Total Assets..................................   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------
 Liabilities
   Aggregate reserves for future benefits..........   $   579,140   $   605,183
   Policy and contract claims......................         5,667         5,672
   Liability for premium and other deposit funds...     2,011,672     1,795,149
   Asset valuation reserve.........................        21,782        13,670
   Payable to affiliates...........................        19,271        20,972
   Other liabilities...............................      (974,882)     (754,393)
   Separate account liabilities....................    32,876,278    23,208,728
                                                      -----------   -----------
     Total liabilities.............................    34,538,928    24,894,981
                                                      -----------   -----------
 Capital and Surplus
   Common stock....................................         2,500         2,500
   Gross paid-in and contributed surplus...........       226,043       226,043
   Unassigned funds................................       247,969       143,257
                                                      -----------   -----------
     Total capital and surplus.....................       476,512       371,800
                                                      -----------   -----------
 Total liabilities, capital and surplus............   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-3
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Revenues
   Premiums and annuity considerations.............   $   469,343   $   296,645   $   250,244
   Annuity and other fund deposits.................     2,051,251     1,981,246     1,897,347
   Net investment income...........................       129,982       102,285        98,441
   Commissions and expense allowances on
    reinsurance ceded..............................       444,241       396,921       370,637
   Reserve adjustment on reinsurance ceded.........     3,185,590     3,672,076     3,864,395
   Other revenues..................................       458,190       288,632       161,906
                                                      -----------   -----------   -----------
     Total revenues................................     6,738,597     6,737,805     6,642,970
                                                      -----------   -----------   -----------
 Benefits and expenses
   Death and annuity benefits......................        43,390        66,176        60,194
   Disability and other benefit payments...........         6,114         7,316         6,555
   Surrenders......................................       739,663       454,417       270,165
   Commissions and other expenses..................       666,515       564,077       491,637
   Increase (Decrease) in aggregate reserves for
    future benefits................................       (26,043)       33,213        27,351
   Increase in liability for premium and other
    deposit funds..................................       216,523       640,006       207,156
   Net transfers to separate accounts..............     4,956,007     4,914,980     5,492,964
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,602,169     6,680,185     6,556,022
                                                      -----------   -----------   -----------
 Net gain from operations
   Before federal income tax (benefit) expense.....       136,428        57,620        86,948
   Federal income tax (benefit) expense............        35,887       (14,878)       19,360
                                                      -----------   -----------   -----------
 Net gain from operations..........................       100,541        72,498        67,588
   Net realized capital gains, after tax...........         2,085         1,544           407
                                                      -----------   -----------   -----------
 Net income........................................   $   102,626   $    74,042   $    67,995
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-4                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Common stock,
   Beginning and end of year.......................   $     2,500   $     2,500   $     2,500
                                                      -----------   -----------   -----------
 Gross paid-in and contributed surplus,
   Beginning and end of year.......................   $   226,043   $   226,043   $   226,043
                                                      -----------   -----------   -----------
 Unassigned funds
   Balance, beginning of year......................   $   143,257   $    74,570   $     9,791
   Net income......................................       102,626        74,042        67,995
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets.....         1,688         2,186        (5,171)
   Change in asset valuation reserve...............        (8,112)       (6,228)          568
   Change in non-admitted assets...................        (1,277)       (1,313)        1,387
   Credit on reinsurance ceded.....................         9,787            --            --
                                                      -----------   -----------   -----------
   Balance, end of year............................   $   247,969   $   143,257   $    74,570
                                                      -----------   -----------   -----------
 Capital and surplus,
   End of year.....................................   $   476,512   $   371,800   $   303,113
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-5
--------------------------------------------------------------------------------

                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Operations
   Premiums and annuity considerations.............   $ 2,520,655   $ 2,277,874   $ 2,147,627
   Investment income...............................       127,425       101,991       106,178
   Other income....................................     4,092,964     4,381,718     4,396,892
                                                      -----------   -----------   -----------
     Total income..................................     6,741,044     6,761,583     6,650,697
                                                      -----------   -----------   -----------
   Benefits paid...................................       790,051       529,733       338,998
   Federal income taxes (received) paid on
    operations.....................................        25,780       (14,499)       28,857
   Other expenses..................................     5,859,063     5,754,725     6,254,139
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,674,894     6,269,959     6,621,994
                                                      -----------   -----------   -----------
     Net cash from operations......................        66,150       491,624        28,703
                                                      -----------   -----------   -----------
 Proceeds from investments
   Bonds...........................................       633,926       614,413       871,019
   Common stocks...................................        34,010        11,481        72,100
   Mortgage loans..................................        85,275            --            --
   Other...........................................           127           152            10
                                                      -----------   -----------   -----------
     Net investment proceeds.......................       753,338       626,046       943,129
                                                      -----------   -----------   -----------
   Taxes paid on capital gains.....................            --            --           936
   Other cash provided.............................         1,269            --        41,998
                                                      -----------   -----------   -----------
     Total proceeds................................       820,757     1,117,670     1,012,894
                                                      -----------   -----------   -----------
 Cost of investments acquired
   Bonds...........................................       586,913       848,267       914,523
   Common stocks...................................         7,012        28,302        82,495
   Mortgage loans..................................        59,702        85,103            --
   Other...........................................         1,168        18,548           130
                                                      -----------   -----------   -----------
     Total investments acquired....................       654,795       980,220       997,148
                                                      -----------   -----------   -----------
 Other cash applied
   Other...........................................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total other cash applied......................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total applications............................       660,234       985,068     1,009,368
                                                      -----------   -----------   -----------
 Net change in cash and short-term investments.....       160,523       132,602         3,526
 Cash and short-term investments, beginning of
  year.............................................       309,432       176,830       173,304
                                                      -----------   -----------   -----------
 Cash and short-term investments, end of year......   $   469,955   $   309,432   $   176,830
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-6                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                               (STATUTORY BASIS)
                               DECEMBER 31, 1998
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION

    Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Hartford Life and Annuity Insurance Company, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC"), the State of Connecticut Department of Insurance and the State of Wisconsin for the 1996 period, as applicable. Certain prior year amounts and balances have been reclassified to conform with current year presentation.

    Current prescribed statutory accounting practices include accounting publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by State Insurance Departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

    Final approval of the NAIC's proposed "Comprehensive Guide" on statutory accounting principles was distributed in 1998. The requirements are effective January 1, 2001, and are not expected to have a material impact on statutory surplus of the Company.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-7
--------------------------------------------------------------------------------

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits currently, or using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;
(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place, whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets; as well as, the accounting for retroactive reinsurance which is immediately charged to surplus for statutory accounting purposes whereas GAAP precludes immediate gain recognition unless the ceding enterprise's liability to its policyholders is extinguished; as well as reinsurance ceded that fails to meet GAAP risk transfer guidelines would result in deposit accounting for GAAP where as for statutory, reserves ceded and assumed would be reflected in the statutory basis statements of operations;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1998          1997          1996
                                     ------------  ------------  ------------
GAAP Net Income....................  $     74,525  $     58,050  $     41,202
Amortization and deferral of policy
 acquisition costs, net............      (331,882)     (345,657)     (341,571)
Change in unearned revenue
 reserve...........................        22,131         4,641        55,504
Deferred taxes.....................         2,476        47,092         2,090
Separate accounts..................       259,287       282,818       306,978
Asset impairments and
 write-downs.......................        17,250            --            --
Benefit reserve adjustment.........        32,759        24,666        (1,013)
Deposit accounting for Lyndon
 reinsurance (Note 3)..............        24,627            --            --
Other, net.........................         1,453         2,432         4,805
                                     ------------  ------------  ------------
Statutory Net Income...............  $    102,626  $     74,042  $     67,995
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------
GAAP Capital and Surplus...........  $    648,097  $    570,469  $    503,887
Deferred policy acquisition
 costs.............................    (1,615,653)   (1,283,771)     (938,114)
Unearned revenue reserve...........       156,920       134,789       130,148
Deferred taxes.....................        68,936        64,522        12,823
Separate accounts..................     1,183,642       924,355       640,101
Asset impairments and
 write-downs.......................        17,250            --            --
Unrealized gains on bonds..........       (26,119)      (21,451)       (7,978)
Benefit reserve adjustment.........        65,029        16,378         7,035
Asset valuation reserve............       (21,782)      (13,670)       (7,442)
Adjustment relating to Lyndon
 contribution (Note 3).............            --       (23,671)      (36,126)
Other, net.........................           192         3,850        (1,221)
                                     ------------  ------------  ------------
Statutory Capital and Surplus......  $    476,512  $    371,800  $    303,113
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------

    As more fully described in Note 3, Lyndon Insurance Company (Lyndon) was contributed to the Company on June 30, 1995. The GAAP net assets contributed exceeded the statutory basis net assets by $41,277 as of December 31, 1995, relating primarily to statutory reserves for future

F-8                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

benefits, GAAP deposit accounting receivables and deferred tax liabilities. In 1998, the majority of the former Lyndon's assumed business was recaptured by the unaffiliated direct writer.

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Company uses a variety of derivative financial instruments as part of an overall risk management strategy. These instruments, including interest rate and foreign currency swaps, caps, and floors are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. Derivatives must be designated at inception as a hedge measured for effectiveness both at inception and on an ongoing basis. The Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to net investment income. Should the swap be terminated the gains or losses are adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the statutory basis statements of operations while the change in market value is recognized as an unrealized gain or loss. Foreign currency swaps are similar to interest rate swaps except there is an initial exchange of principal in two currencies and an agreement to re-exchange the currencies at a future date, at an agreed upon exchange rate.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Derivatives used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivatives which fail to meet risk management criteria subsequent to acquisition, are accounted for at fair market value with the impact reflected in the statutory basis statements of operations.

    Open forward commitment contracts are marked to market through surplus. Such contracts are accounted for at settlement by recording the purchase of specified securities at the previously committed price. Gains or losses resulting from termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the statutory basis statements of operations as a component of Net Realized Capital Gains, after tax.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased $8,112 and $6,228 in 1998 and 1997, respectively and decreased $(568) in 1996. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-9
--------------------------------------------------------------------------------

of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the mortgage loan or bond sold. The IMR balance as of December 31, 1998 and December 31, 1997 was $452 and $(193), respectively and is reflected in Other Liabilities and as a component of non-admitted assets in Unassigned Funds for each of the years then ended. For the years ended December 31, 1998, 1997 and 1996, amortization of IMR is included in Other Revenues and was $(207), $(85) and $(392), respectively. Realized capital gains and losses, net of taxes not included in IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

OTHER LIABILITIES

    The amount reflected in other liabilities includes a receivable from the separate accounts of $1,187 million and $923 million as of December 31, 1998 and 1997, respectively. The balances are classified in accordance with NAIC prescribed practices.
MORTGAGE LOANS

    Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools.
 2. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                      1998        1997       1996
                                   ----------  ----------  ---------
Interest income from bonds and
 short-term investments..........  $  123,370  $  100,475  $  89,940
Interest income from policy
 loans...........................       3,133       1,958      1,846
Interest and dividends from other
 investments.....................       4,482       1,005      7,864
                                   ----------  ----------  ---------
Gross investment income..........     130,985     103,438     99,650
Less: investment expenses........       1,003       1,153      1,209
                                   ----------  ----------  ---------
Net investment income............  $  129,982  $  102,285  $  98,441
                                   ----------  ----------  ---------
                                   ----------  ----------  ---------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                    1998       1997       1996
                                  ---------  ---------  ---------
Gross unrealized capital gains..  $   2,204  $     537  $     713
Gross unrealized capital
 losses.........................     (1,871)    (1,820)    (4,160)
                                  ---------  ---------  ---------
Net unrealized capital
 (losses)/gains.................        333     (1,283)    (3,447)
Balance, beginning of year......     (1,283)    (3,447)     1,724
                                  ---------  ---------  ---------
Change in net unrealized capital
 gains (losses) on Common
 stocks.........................  $   1,616  $   2,164  $  (5,171)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                   1998       1997        1996
                                ----------  ---------  ----------
Gross unrealized capital
 gains........................  $   10,905  $  23,357  $   11,821
Gross unrealized capital
 losses.......................        (833)    (1,906)     (3,842)
                                ----------  ---------  ----------
Net unrealized capital
 gains........................      10,072     21,451       7,979
Balance, beginning of year....      21,451      7,979      20,877
                                ----------  ---------  ----------
Change in net unrealized
 capital gains on bonds and
 short-term investments.......  $  (11,379) $  13,472  $  (12,898)
                                ----------  ---------  ----------
                                ----------  ---------  ----------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                        1998       1997       1996
                                      ---------  ---------  ---------
Bonds and short-term investments....  $   1,314  $    (120) $   2,756
Common stocks.......................      1,624         --         --
Real estate and other...............         (1)       114         --
                                      ---------  ---------  ---------
Realized capital (losses) gains.....      2,937         (6)     2,756
Capital gains (benefit) tax.........         --       (831)       936
                                      ---------  ---------  ---------
Net realized capital gains..........      2,937        825      1,820
Amounts transferred to IMR..........        852       (719)     1,413
                                      ---------  ---------  ---------
Net realized capital gains..........  $   2,085  $   1,544  $     407
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(e) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1998.

(f) CONCENTRATION OF CREDIT RISK

    The Company has invested in securities of a single issuer, Bankers Trust Corporation, in an amount greater than 10% of the Company's statutory capital and surplus. The statement value of this investment was $105,221 as of December 31, 1998. The NAIC ratings on these holdings were 1z and 2. Excluding this and U.S. government and government agency investments, the Company had no other significant concentrations of credit risk as of December 31, 1998.

F-10                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                         1998
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $    4,982   $    35       $  (2)     $    5,015
  -- Guaranteed and sponsored -- asset-backed....................      75,615        --          --          75,615
States, municipalities and political subdivisions................      10,402       415          --          10,817
International governments........................................       7,466       568          --           8,034
Public utilities.................................................      94,475     1,330         (39)         95,766
All other corporate..............................................     607,679     8,473        (792)        615,360
All other corporate -- asset-backed..............................     505,900        --          --         505,900
Short-term investments...........................................     343,783        --          --         343,783
Certificates of deposit..........................................     130,216        84          --         130,300
Parents, subsidiaries and affiliates.............................     117,057        --          --         117,057
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,897,575   $10,905       $(833)     $1,907,647
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $ 4,933      $  290      $   (50)     $ 5,173
    Common stock -- affiliated...................................    35,384       1,914       (1,821)      35,477
                                                                   ---------   ----------   ----------   ----------
    Total common stocks..........................................   $40,317      $2,204      $(1,871)     $40,650
                                                                   ---------   ----------   ----------   ----------
                                                                   ---------   ----------   ----------   ----------

                                                                                         1997
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $   11,114   $    55      $   (51)    $   11,118
  -- Guaranteed and sponsored -- asset-backed....................      55,506     1,056         (269)        56,293
States, municipalities and political subdivisions................      26,404       329           --         26,733
International governments........................................       7,609       500           --          8,109
Public utilities.................................................      73,024       754         (132)        73,646
All other corporate..............................................     517,715    14,110         (704)       531,121
All other corporate -- asset-backed..............................     630,069     5,005         (739)       634,335
Short-term investments...........................................     277,330        33           (8)       277,355
Certificates of deposit..........................................      93,770     1,515           (3)        95,282
Parents, subsidiaries and affiliates.............................      86,100        --           --         86,100
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,778,641   $23,357      $(1,906)    $1,800,092
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $30,307       $537       $    --      $30,844
    Common stock -- affiliated...................................    35,384         --        (1,820)      33,564
                                                                   ---------     -----      ----------   ----------
    Total common stocks..........................................   $65,691       $537       $(1,820)     $64,408
                                                                   ---------     -----      ----------   ----------
                                                                   ---------     -----      ----------   ----------

    The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1998 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on ILA's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                      AMORTIZED     ESTIMATED
             MATURITY                    COST       FAIR VALUE
-----------------------------------  ------------  ------------
One year or less...................  $    788,845  $    792,826
Over one year through five years...       689,025       692,811
Over five years through ten
 years.............................       308,661       310,357
Over ten years.....................       111,044       111,653
                                     ------------  ------------
Total..............................  $  1,897,575  $  1,907,647
                                     ------------  ------------
                                     ------------  ------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-11
--------------------------------------------------------------------------------

    Proceeds from sales and maturities of investments in bonds and short-term investments during 1998, 1997 and 1996 were $1,354,563, $1,435,820 and
$1,139,073, respectively, resulting in gross realized gains of $1,705, $964 and $3,675, respectively, and gross realized losses of $391, $1,084 and $919, respectively, before transfers to IMR.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                1998                        1997
                                     --------------------------  --------------------------
                                       CARRYING     ESTIMATED      CARRYING     ESTIMATED
                                        AMOUNT      FAIR VALUE      AMOUNT      FAIR VALUE
                                     ------------  ------------  ------------  ------------
ASSETS
  Bonds and short-term
   investments.....................  $     1,898   $     1,908   $     1,779   $     1,800
  Common stocks....................           41            41            64            64
  Policy loans.....................           47            47            37            37
  Mortgage loans...................           60            60            85            85
  Other invested assets............            2             2            21            21
LIABILITIES
  Liabilities on investment
   contracts.......................  $     2,053   $     2,129   $     1,911   $     1,835

    The estimated fair value of bonds and short-term investments was determined by the Company primarily using NAIC market values. The carrying amounts for policy loans approximates fair value. The fair value of mortgage loans was determined by discounting future expected cash flows using interest rates currently being offered for similar loans. The fair value of liabilities on investment contracts is determined by forecasting future cash flows and discounting the forecasted cash flows at current market interest rates.

 3. AGGREGATE RESERVES FOR FUTURE BENEFITS

    The Company's existing reserves consist of life, health, annuity and supplementary contracts. The Company cedes and assumes insurance to and from non-affiliated insurers in order to limit its maximum loss. Such transfers do not relieve the Company or the unaffiliated reinsured of their primary liabilities. The Company cedes to RGA Reinsurance Company and its affiliate Employers Reassurance Corporation, on a modified coinsurance basis, 80% of the variable annuity business written since 1994 and 100% of the variable life and variable universal life excess sales load refund obligation effective 1998. There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 1998 and 1997.

    A summary of reinsurance information as of and for the years ended December 31, follows:

1998                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    483,328  $     24,954  $    (38,939) $    469,343
Death, Annuity, Disability and
 Other Benefits....................  $     64,331  $      1,574  $    (16,401) $     49,504
Surrenders.........................  $    739,663  $         --  $         --  $    739,663
Aggregate Reserves for Future
 Benefits..........................  $    713,425  $         --  $   (134,285) $    579,140
Policy and Contract Claims.........  $      5,895  $         85  $       (313) $      5,667


1997                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    266,427  $     51,630  $    (21,412) $    296,645
Death, Annuity, Disability and
 Other Benefits....................  $     79,779  $        839  $     (7,126) $     73,492
Surrenders.........................  $    454,417  $         --  $         --  $    454,417
Aggregate Reserves for Future
 Benefits..........................  $    651,820  $         --  $    (46,637) $    605,183
Policy and Contract Claims.........  $      5,861  $        157  $       (346) $      5,672

1996                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    226,612  $     33,817  $    (10,185) $    250,244
Death, Annuity, Disability and
 Other Benefits....................  $     34,950  $     35,138  $     (3,339) $     66,749
Surrenders.........................  $    270,165  $         --  $         --  $    270,165

    In connection with the distribution described in Note 1, on June 30, 1995, the assets of Lyndon were contributed to the Company. The statutory basis assets in excess of statutory basis liabilities was approximately $112 million and was reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. In 1998, the majority of former Lyndon's assumed business was recaptured by the unaffiliated direct writer. A ceding commission of $25,622 and change in reserve of $26,404 for the year ended December 31, 1998, is reflected in Other Revenue and Increase/(Decrease) in Aggregate Reserves for Future Benefits in the statutory basis statements of operations, respectively.

F-12                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1998 (including general and separate account liabilities) are as follows:

                                                          % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:        AMOUNT        TOTAL
---------------------------------------  -------------  ---------
With market value adjustment...........  $       4,563       0.0%
At book value less current surrender
 charge of 5% or more..................      1,378,056       4.1%
At market value........................     31,087,511      93.8%
                                         -------------  ---------
Total with adjustment or at market
 value.................................     32,470,130      97.9%
At book value without adjustment
 (minimal or no charge or
 adjustment)...........................        665,159       2.0%
Not subject to discretionary
 withdrawal............................         19,739       0.1%
                                         -------------  ---------
Reinsurance ceded......................     33,155,028
    Total, net.........................  $  33,155,028
                                         -------------
                                         -------------

 4. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, rental and service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

 5. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated Federal income tax return. Federal income taxes (received) paid by the Company for operations and capital gains were $25,780, $(14,499) and $29,793 in 1998, 1997 and 1996, respectively. The effective tax rate was 26%, (26)% and 22% in 1998, 1997 and 1996, respectively.

    The Company is currently under audit by the Internal Revenue Service (IRS) for the three year tax period ending 1995. The audit is not yet complete. As of December 31, 1998, the Company does not currently expect any material adjustments to arise from this audit.

    The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                              1998       1997       1996
                                            ---------  ---------  ---------
Tax provision at U.S. Federal statutory
 rate.....................................  $      48  $      20  $      30
Tax deferred acquisition costs............         25         25         27
Statutory to tax reserve differences......          8          1         --
Unrealized gain on separate accounts......        (41)       (44)       (21)
Investments and other.....................         (4)       (17)       (17)
                                            ---------  ---------  ---------
Federal income tax (benefit) expense......  $      36  $     (15) $      19
                                            ---------  ---------  ---------
                                            ---------  ---------  ---------

 6.CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1998, 1997 and 1996. The amount available for dividend in 1999 is $100,541.

 7. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    HLI's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. HLI's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of affiliated group pension contracts. The cost to HLI was approximately $9,000 in 1998 and $7,000 in both 1997 and 1996.

    HLI also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of HLI's employees may become eligible for these benefits upon retirement. HLI's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average company contributions. HLI has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-13
--------------------------------------------------------------------------------

benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $32.9 billion and $23.2 billion as of December 31, 1998 and 1997, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $360 million, $252 million and $144 million in 1998, 1997 and 1996, respectively, and are recorded as a component of other revenues on the statutory basis statements of operations.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1998, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the statutory capital and surplus of the Company.

    As discussed in Note 5, issues may potentially be raised by the IRS in future audits of open years. Management does not believe that possible audit adjustments will have a material effect on the statutory capital and surplus of the Company.

    Under insurance guaranty fund laws in each state, insurers licensed to do business can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,043, $1,544 and $1,262 in 1998, 1997 and 1996, respectively. ILA incurred guaranteed fund expense of $548 in 1998, 1997 and 1996.